File No. 33-47346 811-7744
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[__]

Post-Effective Amendment No. 18	[X]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 18	[X]

(Check appropriate box or boxes.)

DREYFUS MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York	10166
(Address of Principal Executive Offices)	(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 922-6000

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)
----

X	on August 1, 2006 pursuant to paragraph (b)
----

60 days after filing pursuant to paragraph (a)(1)
----

on (date) pursuant to paragraph (a)(1)
----

75 days after filing pursuant to paragraph (a)(2)
----
on (date) pursuant to paragraph (a)(2) of Rule 485
----

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
----

Dreyfus Massachusetts
Intermediate
Municipal Bond Fund

Seeks current income exempt from federal and Massachusetts state income taxes

PROSPECTUS August 1, 2006

Contents

The Fund

Goal/Approach	1
Main Risks	2
Past Performance	3
Expenses	4
Management	5
Financial Highlights	7

Your Investment

Account Policies	8
Distributions and Taxes	12
Services for Fund Investors	13
Instructions for Regular Accounts	14

For More Information

See back cover.

The Fund

Dreyfus Massachusetts Intermediate
Municipal Bond Fund

Ticker Symbol: DMAIX

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital. To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and Massachusetts state personal income taxes.The fund generally maintains a dollar-weighted average portfolio maturity between three and ten years. Although the fund currently intends to invest only in municipal bonds rated investment grade, or the unrated equivalent as determined by Dreyfus, it has the ability to invest up to 20% of its assets in municipal bonds of below investment grade credit quality.

The portfolio manager may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, the portfolio manager may assess the current interest rate environment and the municipal bond’s potential volatility in different rate environments. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation to either discount bonds or to premium bonds will change along with the portfolio manager’s changing views of the current interest rate and market environment.The portfolio manager also may look to select bonds that are most likely to obtain attractive prices when sold.

Although the fund seeks to provide income exempt from federal and Massachusetts state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in taxable bonds and municipal bonds that pay income exempt only from federal personal income tax.

The fund may, but is not required to, use derivatives, such as futures, options and swap agreements, as a substitute for taking a position in an underlying asset, to increase returns, to manage interest rate risk, or as part of a hedging strategy.The fund may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates and may make forward commitments in which the fund agrees to buy a security in the future at a price agreed upon today.

Concepts to understand

Municipal bonds: debt securities that provide income free from federal income tax, and state income tax if you live in the issuing state. Municipal bonds are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenue derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Dollar-weighted average maturity: an average of the stated maturities of the securities held by the fund, based on their dollar-weighted proportions in the fund.

Investment grade bonds: independent rating organizations analyze and evaluate a bond issuer’s, and/or any credit enhancer’s, credit profile and ability to repay debts. Based on their assessment, these rating organizations assign letter grades that reflect the issuer’s, and/or any credit enhancer’s, creditworthiness. AAA or Aaa represents the highest credit rating, AA/Aa the second highest, and so on down to D, for defaulted debt. Bonds rated BBB or Baa and above are considered investment grade.

The Fund 1

MAIN RISKS

The fund’s principal risks are discussed below. The value of your investment in the fund will fluctuate, which means you could lose money.

  Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates.Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund’s share price. The longer the effective maturity and duration of the fund’s portfolio, the more the fund’s share price is likely to react to interest rates.
  Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer “calls” its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield.
  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond’s price to fall, potentially lowering the fund’s share price.
  Liquidity risk. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal bonds at attractive prices.When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund’s share price may fall dramatically.
  State-specific risk. The fund is subject to the risk that Massachusetts’s economy, and the revenues underlying its municipal bonds, may decline.
  Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.
  Market sector risk. The fund’s overall risk level will depend on the market sectors in which the fund is invested and the current interest rate, liquidity and credit quality of such sectors.The fund may significantly overweight or underweight certain indus- tries or market sectors, which may cause the fund’s performance to be more or less sensitive to developments affecting those industries or sectors.
  Tax risk. To be tax-exempt, municipal bonds generally must meet certain regulatory requirements.
  Although the fund will invest in municipal bonds that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal income tax, if any such municipal bond fails to meet these regulatory requirements, the interest received by the fund from its investment in such bonds and distributed to fund shareholders will be taxable.
  Derivatives risk. The fund may use derivative instruments, such as options, futures, and options on futures (including those related to securities, indexes and interest rates), swaps and inverse floaters. Certain derivatives may cause taxable income. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments.
  Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms.
  Non-diversification risk. The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversi- fied fund.
Other potential risks

Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

2

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year. The table compares the fund’s average annual total returns to those of the Lehman Brothers 7-Year Municipal Bond Index, an unmanaged benchmark of total return performance for non-Massachusetts-specific municipal bonds. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Year-by-year total returns as of 12/31 each year (%)

Best Quarter:	Q3 ’02	+4.59%

Worst Quarter:	Q2 ’04	-2.32%

The fund’s year-to-date total return as of 6/30/06 was -0.17%.

Average annual total returns as of 12/31/05

	1 Year	5 Years	10 Years

Fund
returns before taxes	1.54%	4.03%	4.39%

Fund
returns after taxes
on distributions	1.54%	4.03%	4.39%

Fund
returns after taxes
on distributions and
sale of fund shares	2.27%	4.00%	4.36%

Lehman Brothers
7-Year Municipal
Bond Index*
reflects no deduction for
fees, expenses or taxes	1.72%	5.13%	5.26%

*	Unlike the fund, the Lehman Brothers 7-year index is not geographi- cally limited (it is not composed of bonds of a single state).

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

The Fund 3

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.The fund has no sales charge (load) or Rule 12b-1 distribution fees.

Fee table

Shareholder transaction fees
% of transaction amount
Maximum redemption fee			1.00%
charged only when selling shares you
have owned for less than 30 days

Annual fund operating expenses
% of average daily net assets
Management fees			0.60%
Shareholder services fee			0.04%
Other expenses			0.19%

Total			0.83%

Expense example

1 Year	3 Years	5 Years	10 Years

$85	$265	$460	$1,025

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations. During the past fiscal year, Dreyfus assumed certain expenses of the fund pursuant to an undertaking, reducing total expenses from 0.83% to 0.79%.

Shareholder services fee: a fee of up to 0.25% used to reimburse the fund’s distributor for shareholder account service and maintenance.

Other expenses: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

4

MANAGEMENT

Investment adviser

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $170 billion in approximately 200 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.56% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving the fund’s management agreement with Dreyfus is available in the fund’s semian-nual report for the six months ended September 30, 2005. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company. Headquartered in Pittsburgh, Pennsylvania, Mellon Financial is one of the world’s leading providers of financial services for institutions, corporations and high net worth individuals, providing institutional asset management, mutual funds, private wealth management, asset servicing, payment solutions and investor services, and treasury services. Mellon Financial has approximately $5.1 trillion in assets under management, administration or custody, including $870 billion under management.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

Scott Sprauer has been the fund’s primary portfolio manager since February 2005. Mr. Sprauer has been employed by Dreyfus since October 1998. The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of fund shares.

The Fund 5

MANAGEMENT (continued)
Distributor

The fund’s distributor is Dreyfus Service Corporation (DSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or DSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are in addition to any shareholder services fees or other expenses paid by the fund. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, record-keeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs.These payments sometimes are referred to as “revenue sharing.” In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

Code of ethics

The fund, Dreyfus and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund.The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures.The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

6

FINANCIAL HIGHLIGHTS

This table describes the fund’s performance for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

		Year Ended March 31,
	2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period	13.75	14.23	14.15	13.47	13.70
Investment operations: Investment income — net [1]	.51	.49	.49	.51	.54

Net realized and unrealized gain (loss)
on investments	(.16)	(.46)	.08	.69	(.23)

Total from investment operations	.35	.03	.57	1.20	.31

Distributions: Dividends from investment income — net	(.51)	(.49)	(.49)	(.52)	(.54)

Dividends from net realized gain on investments	—	(.02)	—	—	—

Total distributions	(.51)	(.51)	(.49)	(.52)	(.54)
Net asset value, end of period	13.59	13.75	14.23	14.15	13.47

Total Return (%)	2.52	.22	4.10	9.09	2.19

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.83	.83	.80	.76	.75
Ratio of net expenses to average net assets	.79	.80	.79	.76	.75

Ratio of net investment income to average net assets	3.67	3.50	3.45	3.68	3.92
Portfolio turnover rate	15.97	33.82	20.93	33.40	14.45

Net assets, end of period ($ x 1,000)	78,097	86,659	99,554	128,328	118,656

[1] Based on average shares outstanding at each month end.

The Fund 7

Your Investment

ACCOUNT POLICIES

Buying shares

You pay no sales charges to invest in this fund. Your price for fund shares is the fund’s net asset value per share (NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business.

Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Because the fund seeks tax-exempt income, it is not recommended for purchase in IRAs or other qualified retirement plans.

When calculating its NAV, the fund’s investments generally are valued by an independent pricing service approved by the fund’s board.The pricing service’s procedures are reviewed under the general supervision of the board. If valuations for investments (received from the pricing service or otherwise) are not readily available, or are determined not to reflect accurately fair value, the fund may value those investments at fair value as determined in accordance with the procedures approved by the fund’s board. Fair value of investments may be done by the fund’s board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values.

Investments in certain municipal bonds and thinly traded securities may provide short-term traders arbitrage opportunities with respect to the fund’s shares. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume, or the market on which such securities are traded closes before the fund calculates its NAV. If short-term investors in the fund were able to take advantage of these arbi-trage opportunities, they could dilute the NAV of fund shares held by long-term investors. Portfolio valuation policies can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that such valuation policies will prevent dilution of the fund’s NAV by short-term traders.While the fund has a policy regarding frequent trading, it too may not be completely effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts. Please see “Your Investment — Account Policies —General Policies” for further information about the fund’s frequent trading policy.

Minimum investments
Initial	Additional

Regular accounts $2,500	$100
Dreyfus automatic $100 $100
investment plans

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described herein. Banks, brokers, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution for further information.

Concepts to understand

Net asset value (NAV): a mutual fund’s share price on a given day. A fund’s NAV is calculated by dividing the value of its net assets by the number of its existing shares outstanding.

8

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request.Your order will be processed promptly, and you will generally receive the proceeds within a week.

Before selling or writing a check against shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

  if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares the fund will not honor redemption checks, or process wire, telephone, online or Dreyfus TeleTransfer redemption requests, for up to eight business days following the purchase of those shares

If you are selling or exchanging shares you have owned for less than 30 days, the fund may deduct a 1% redemption fee (not charged on shares sold through the Checkwriting Privilege, Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, or on shares acquired through dividend reinvestment).

Limitations on selling shares by phone
or online through www.dreyfus.com

Proceeds	Minimum	Maximum
sent by	phone/online	phone/online

Check*	no minimum	$250,000 per day

Wire	$1,000	$500,000 for joint
		accounts every 30 days/
		$20,000 per day

Dreyfus	$500	$500,000 for joint
TeleTransfer		accounts every 30 days/
		$20,000 per day

*	Not available online on accounts whose address has been changed within the last 30 days.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

  amounts of $10,000 or more on accounts whose address has been changed within the last 30 days requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Your Investment 9

ACCOUNT POLICIES (continued)

General policies

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

The fund is designed for long-term investors.

Frequent purchases, redemptions and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, Dreyfus and the fund’s board have adopted a policy of discouraging excessive trading, short-term market timing and other abusive trading practices (frequent trading) that could adversely affect the fund or its operations. Dreyfus and the fund will not enter into arrangements with any person or group to permit frequent trading.

The fund reserves the right to:

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusu- al market conditions change its minimum or maximum investment amounts
  delay sending out redemption proceeds for up to seven days (generally applies only during unusu- al market conditions or in cases of very large redemptions or excessive trading)
  “redeem in kind,” or make payments in securi- ties rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)
  refuse any purchase or exchange request, includ- ing those from any individual or group who, in Dreyfus’ view, is likely to engage in frequent trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading.A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

Dreyfus monitors selected transactions to identify frequent trading. When its surveillance systems identify multiple roundtrips, Dreyfus evaluates trading activity in the account for evidence of frequent trading. Dreyfus considers the investor’s trading history in other accounts under common ownership or control, in other Dreyfus, Dreyfus Founders and Mellon Funds Trust funds, and if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while Dreyfus seeks to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, Dreyfus seeks to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests. If Dreyfus concludes the account is likely to engage in frequent trading, Dreyfus may cancel or revoke the purchase or exchange on the following business day. Dreyfus may also temporarily or permanently bar such investor’s future purchases into the fund in lieu of, or in addition to, canceling or revoking the trade. At its discretion, Dreyfus may apply these restrictions across all accounts under common ownership, control or perceived affiliation.

10

Fund shares often are held through omnibus accounts maintained by financial intermediaries, such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Dreyfus’ ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited and dependent upon the cooperation of the financial intermediary in providing information with respect to individual shareholder transactions. However, the agreements between the distributor and financial intermediaries include obligations to comply with the terms of this prospectus. Further, all intermediaries have been requested in writing to notify the distributor immediately if, for any reason, they cannot meet their commitment to make fund shares available in accordance with the terms of the prospectus and relevant rules and regulations.

To the extent that the fund significantly invests in thinly traded municipal bonds, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in highly liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Although the fund’s frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

Transactions made through Automatic Investment Plans, Automatic Withdrawal Plans, Dreyfus Auto-Exchange Privileges and automatic non-discretionary rebalancing programs approved in writing by Dreyfus generally are not considered to be frequent trading.

Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; Education Savings Accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds.

Your Investment 11

DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise.There are no fees or sales charges on reinvestments.

The fund anticipates that virtually all dividends paid to you will be exempt from federal and Massachusetts personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

For Massachusetts personal income tax purposes, distributions derived from interest on municipal securities of Massachusetts issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to Massachusetts personal income tax.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value.The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax advisor before investing.

12

SERVICES FOR FUND INVESTORS

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application or by calling

1-800-645-6561.

For investing

Dreyfus Automatic	For making automatic investments
Asset Builder®	from a designated bank account.

Dreyfus Payroll	For making automatic investments
Savings Plan	through a payroll deduction.

Dreyfus Government	For making automatic investments
Direct Deposit	from your federal employment,
Privilege	Social Security or other regular
federal government check.

Dreyfus Dividend	For automatically reinvesting the
Sweep	dividends and distributions from
one Dreyfus fund into another
(not available for IRAs).

For exchanging shares

Dreyfus Auto-	For making regular exchanges from
Exchange Privilege	one Dreyfus fund into another.

For selling shares

Dreyfus Automatic	For making regular withdrawals
Withdrawal Plan	from most Dreyfus funds.

Dreyfus Financial Centers

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.

Checkwriting privilege

You may write redemption checks against your account in amounts of $500 or more.These checks are free; however, a fee may be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Exchange privilege

You can exchange shares worth $500 or more from one Dreyfus fund into another. You can request your exchange in writing, by phone or online. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available).There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application.

Dreyfus Express® voice-activated account access

You can easily manage your Dreyfus accounts, check your account balances, purchase fund shares, transfer money between your Dreyfus funds, get price and yield information and much more —when it’s convenient for you — by calling 1-800-645-6561. Certain requests may require the services of a representative.

Your Investment 13

Concepts to understand

Wire transfer: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

Electronic check: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

To reach Dreyfus, call toll free in the U.S.
1-800-645-6561
Outside the U.S. 516-794-5452
Make checks payable to:
The Dreyfus Family of Funds
You also can deliver requests to any Dreyfus Financial Center.
Because processing time may vary, please ask the representative when your account will be credited or debited.

14

INSTRUCTIONS FOR **REGULAR ACCOUNTS** (continued)

	TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT	TO SELL SHARES
Online (www.dreyfus.com)	—	**Dreyfus TeleTransfer** Request Dreyfus TeleTransfer on your application. Visit **www.dreyfus.com** to request your transaction.	**Wire** Visit **www.dreyfus.com** to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank. **Dreyfus TeleTransfer** Visit **www.dreyfus.com** to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check. **Check** Visit **www.dreyfus.com** to request your transaction. A check will be sent to the address of record.
Automatically	**With an initial investment** Indicate on your application which automatic service(s) you want. Return your application with your investment. **Without any initial investment** Check the Dreyfus Step Program option on your application. Return your application, then complete the additional materials when they are sent to you.	**All services** Call us to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.	**Dreyfus Automatic Withdrawal Plan** Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like. Be sure to maintain an account balance of $5,000 or more.

Your Investment 15

NOTES

NOTES

For More Information

Dreyfus Massachusetts
Intermediate Municipal Bond Fund

SEC file number: 811-6644

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year.The fund’s most recent annual and semi-annual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC).The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

The fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the fund will publicly disclose at www.dreyfus.com its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

To obtain information:

By telephone Call 1-800-645-6561
By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

By E-mail Send your request to info@dreyfus.com

On the Internet Text-only versions of certain fund
documents can be viewed online or downloaded from:
SEC http://www.sec.gov
Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2006 Dreyfus Service Corporation

DREYFUS MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

STATEMENT OF ADDITIONAL INFORMATION
AUGUST 1, 2006

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Dreyfus Massachusetts Intermediate Municipal Bond Fund (the "Fund"), dated August 1, 2006, as the Prospectus may be revised from time to time. To obtain a copy of the Fund's Prospectus, please call your financial adviser, write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, visit www.dreyfus.com, or call one of the following numbers:

Call Toll Free 1-800-645-6561
In New York City -- Call 1-718-895-1206
Outside the U.S. -- Call 516-794-5452

The Fund's most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.

DESCRIPTION OF THE FUND

The Fund is a Massachusetts business trust that commenced operations on June 26, 1992. The Fund is an open-end management investment company, known as a municipal bond fund. As a municipal bond fund, the Fund invests in debt obligations issued by states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, and certain other specified securities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal income tax ("Municipal Bonds").

The Dreyfus Corporation (the "Manager" or "Dreyfus") serves as the Fund's investment adviser.

Dreyfus Service Corporation (the "Distributor") is the distributor of the Fund's shares.

Certain Portfolio Securities

The following information supplements and should be read in conjunction with the Fund’s Prospectus.

Massachusetts Municipal Bonds. As a fundamental policy, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in Municipal Bonds of The Commonwealth of Massachusetts, its political subdivisions, authorities and corporations, and certain other specified securities, that provide income exempt from Federal and Massachusetts income taxes (collectively, "Massachusetts Municipal Bonds"). To the extent acceptable Massachusetts Municipal Bonds are at any time unavailable for investment by the Fund, the Fund will invest temporarily in other Municipal Bonds the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal, but not Commonwealth of Massachusetts, personal income tax. Municipal Bonds generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Bonds are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal Bonds include municipal lease/purchase agreements, which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal Bonds bear fixed, floating or variable rates of interest, which are determined in some instances by formulas under which the security's interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. Certain Municipal Bonds are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related security and purchased and sold separately.

     The yields on Municipal Bonds are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Bond market, size of a particular offering, maturity of the obligation and rating of the issue.

Municipal Bonds include certain private activity bonds (a type of revenue bond), the income from which is subject to the alternative minimum tax (AMT). The Fund may invest without limitation in such Municipal Bonds if the Manager determines that their purchase is consistent with the Fund's investment objective.

Certain Tax Exempt Obligations. The Fund may purchase floating and variable rate demand notes and bonds, which are tax exempt obligations ordinarily having stated maturities in excess of one year, but which permit the holder to demand payment of principal at any time or at specified intervals. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amount borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest.

Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the Fund will meet the quality criteria established for the purchase of Municipal Bonds.

Tax Exempt Participation Interests. The Fund may purchase from financial institutions participation interests in Municipal Bonds (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives the Fund an undivided interest in the Municipal Bond in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Bond. These instruments may have fixed, floating or variable rates of interest. If the participation interest is unrated, it will be backed by an irrevocable letter of credit or guarantee of a bank that the Fund's Board has determined meets prescribed quality standards for banks, or the payment obligation otherwise will be collateralized by U.S. Government securities. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interest in the Municipal Bond, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the Municipal Bond, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.

Municipal lease obligations or installment purchase contract obligations (collectively, "lease obligations") have special risks not ordinarily associated with Municipal Bonds. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation ordinarily is backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations in which the Fund may invest contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. Certain lease obligations may be considered illiquid. Determination as to the liquidity of such securities is made in accordance with guidelines established by the Fund's Board. Pursuant to such guidelines, the Board has directed the Manager to monitor carefully the Fund's investment in such securities with particular regard to: (1) the frequency of trades and quotes for the lease obligation; (2) the number of dealers willing to purchase or sell the lease obligation and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the lease obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the lease obligation, the method of soliciting offers and the mechanics of transfer; and (5) such other factors concerning the trading market for the lease obligation as the Manager may deem relevant. In addition, in evaluating the liquidity and credit quality of a lease obligation that is unrated, the Fund's Board has directed the Manager to consider: (a) whether the lease can be canceled; (b) what assurance there is that the assets represented by the lease can be sold; (c) the strength of the lessee's general credit (e.g., its debt, administrative, economic, and financial characteristics); (d) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an "event of nonappropriation"); (e) the legal recourse in the event of failure to appropriate; and (f) such other factors concerning credit quality as the Manager may deem relevant.

Tender Option Bonds. The Fund may purchase tender option bonds. A tender option bond is a Municipal Bond (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate. The Manager, on behalf of the Fund, will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Bond, of any custodian and of the third party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Bond and for other reasons.

The Fund will purchase tender option bonds only when the Manager is satisfied that the custodial and tender option arrangements, including the fee payment arrangements, will not adversely affect the tax exempt status of the underlying Municipal Bonds and that payment of any tender fees will not have the effect of creating taxable income for the Fund. Based on the tender option bond agreement, the Fund expects to be able to value the tender option bond at par; however, the value of the instrument will be monitored to assure that it is valued at fair value.

Custodial Receipts. The Fund may purchase custodial receipts representing the right to receive certain future principal and interest payments on Municipal Bonds which underlie the custodial receipts. A number of different arrangements are possible. In a typical custodial receipt arrangement, an issuer or a third party owner of Municipal Bonds deposits such obligations with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds. One class has the characteristics of a typical auction rate security, where at specified intervals its interest rate is adjusted, and ownership changes, based on an auction mechanism. The interest rate on this class generally is expected to be below the coupon rate of the underlying Municipal Bonds and generally is at a level comparable to that of a Municipal Bond of similar quality and having a maturity equal to the period between interest rate adjustments. The second class bears interest at a rate that exceeds the interest rate typically borne by a security of comparable quality and maturity; this rate also is adjusted, but in this case inversely to changes in the rate of interest of the first class. The aggregate interest paid with respect to the two classes will not exceed the interest paid by the underlying Municipal Bonds. The value of the second class and similar securities should be expected to fluctuate more than the value of a Municipal Bond of comparable quality and maturity, which would increase the volatility of the Fund's net asset value. These custodial receipts are sold in private placements. The Fund also may purchase directly from issuers, and not in a private placement, Municipal Bonds having characteristics similar to custodial receipts. These securities may be issued as part of a multi-class offering and the interest rate on certain classes may be subject to a cap or floor.

Inverse Floaters. The Fund may invest in residual interest Municipal Bonds whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed-rate Municipal Bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed-rate Municipal Bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to the Fund when short-term interest rates rise, the increase the interest paid to the Fund when short-term interest rates fall. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed-rate Municipal Bonds with comparable credit quality, coupon, call provisions and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time.

Zero Coupon, Pay-In-Kind and Set-Up Municipal Bonds. The fund may invest in zero coupon securities which are Municipal Bonds issued or sold at a discount from their face value that do not entitle the holder to any periodic payment of interest prior to maturity or a specified redemption date or cash payment date; pay-in-kind bonds, which are Municipal Bonds that generally pay interest through the issuance of additional bonds; and step-up coupon bonds, which are Municipal Bonds that typically do not pay interest for a specified period of time and then pay interest at a series of different rates. For zero coupon securities, the amount of any discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer. Zero coupon securities also may take the form of Municipal Bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interest in such stripped debt obligations and coupons. The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of Municipal Bonds that pay cash interest periodically having similar maturities and credit qualities. In addition, unlike Municipal Bonds which pay cash interest throughout the period to maturity, the Fund will realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, the Fund may obtain no return at all on its investments.

Ratings of Municipal Bonds. The Fund will invest at least 80% of the value of its net assets in securities which, in the case of Municipal Bonds, are rated no lower than Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Services ("S&P") or Fitch Ratings ("Fitch" and, together with Moody's and S&P, the "Rating Agencies"). The Fund may invest up to 20% of the value of its net assets in securities which, in the case of Municipal Bonds, are rated lower than Baa by Moody's and BBB by S&P and Fitch and as low as the lowest rating assigned by the Rating Agencies, but it currently is the intention of the Fund that this portion of the Fund's portfolio be invested primarily in Municipal Bonds rated no lower than Baa by Moody's or BBB by S&P or Fitch. Municipal Bonds rated BBB by S&P and Fitch are regarded as having adequate capacity to pay principal and interest, while those rated Baa by Moody's are considered medium grade obligations which lack outstanding investment characteristics and have speculative characteristics. If a security is not rated or is subject to some external agreement (such as a letter of credit) from a bank which was not considered when the security was rated, the Manager may determine that the security is of comparable quality to those rated securities in which the Fund may invest; for purposes of the 80% requirement described in this paragraph, such unrated securities will be considered to have the rating so determined.

The average distribution of Fund investments (at value) in Municipal Bonds (including notes) by ratings for the fiscal year ended March 31, 2006, computed on a monthly basis, was as follows:

					Percentage of
Fitch	or	Moody's	or	S&P	Value

AAA		Aaa		AAA	72.9%
AA		Aa		AA	14.0%

A	A	A	5.0%
BBB	Baa	BBB	6.3%
F-1	MIG 1/ P-1	SP-1/ A-1	1.2%
Not Rated	Not Rated	Not Rated	0.6% *
			100.0%

Subsequent to its purchase by the Fund, an issue of rated Municipal Bonds may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such Municipal Bonds by the Fund, but the Manager will consider such event in determining whether the Fund should continue to hold the Municipal Bonds. To the extent that the ratings given by a Rating Agency for Municipal Bonds may change as a result of changes in such organization or its rating system, the Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment policies described in the Prospectus and this Statement of Additional Information. The ratings of the Rating Agencies represent their opinions as to the quality of the Municipal Bonds which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings may be an initial criterion for selection of portfolio investments, the Manager also will evaluate these securities and the creditworthiness of the issuers of such securities.

     Taxable Investments. From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the value of the Fund's net assets) or for temporary defensive purposes, the Fund may invest in taxable short-term investments ("Taxable Investments") consisting of: notes of issuers having, at the time of purchase, a quality rating within the two highest grades of a Rating Agency; obligations of the U.S. Government, its agencies or instrumentalities; commercial paper rated not lower than P-1 by Moody's, A-1 by S&P or F-1 by Fitch; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks, with assets of $1 billion or more; time deposits; bankers' acceptances and other short-term bank obligations; and repurchase agreements in respect of any of the foregoing. Dividends paid by the Fund that are attributable to income earned by the Fund from Taxable Investments will be taxable to investors. See "Dividends, Distributions and Taxes." Except for temporary defensive purposes, at no time will more than 20% of the value of the Fund's net assets be invested in Taxable Investments. When the Fund has adopted a temporary defensive position, including when acceptable Massachusetts Municipal Bonds are unavailable for investment by the Fund, in excess of 20% of the Fund's net assets may be invested in securities that are not exempt from Massachusetts income tax. Under normal market conditions, the Fund anticipates that not more than 5% of the value of its total assets will be invested in any one category of Taxable Investments.

*	Those securities which are not rated have been determined by the Manager to be of comparable quality to securities in the following category: Baa/BBB (0.4%) and Ba/BB (0.2%).

Investment Companies. The Fund may invest in securities issued by other investment companies. Under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund's investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory fees and other expenses that the Fund bears directly in connection with its own operations. The Fund also may invest its uninvested cash reserves, or cash it receives as collateral from borrowers of its portfolio securities in connection with the Fund's securities lending program, in shares of one or more money market funds advised by the Manager. Such investments will not be subject to the limitations described above, except that the Fund's aggregate investment of uninvested cash reserves in such money market funds may not exceed 25% of its total assets. See "Lending Portfolio Securities."

Illiquid Securities. The Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. Such securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

Investment Techniques

The following information supplements and should be read in conjunction with the Fund's Prospectus. The Fund's use of certain of the investment techniques described below may give rise to taxable income.

Borrowing Money. The Fund is permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets. The Fund currently intends to borrow money only for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While such borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments.

     Lending Portfolio Securities. The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest or other distributions payable on the loaned securities. The Fund also has the right to terminate a loan at any time. The Fund may call the loan to vote proxies if a material issue affecting the Fund's investment is to be voted upon. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets (including the value of assets received as collateral for the loan). The Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of a letter of credit or securities, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or "rebate" from any return earned on the investment. The Fund may participate in a securities lending program operated by Mellon Bank, N.A., as lending agent (the "Lending Agent"). The Lending Agent will receive a percentage of the total earnings of the Fund derived from lending its portfolio securities. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Manager to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to money market funds advised by the Manager, repurchase agreements or other high quality instruments with short maturities.

Short-Selling. In these transactions, the Fund sells a security it does not own in anticipation of a decline in the market value of the security. The Fund may make short-sales to hedge positions, for duration and risk management, to maintain portfolio flexibility or to enhance returns. To complete a short-sale transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively.

The Fund will not sell securities short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets. The Fund may not make a short sale which results in the Fund having sold short in the aggregate more than 5% of the outstanding securities of any class of an issuer.

The Fund also may make short sales "against the box," in which the Fund enters into a short sale of a security it owns or has the immediate and unconditional right to acquire at no additional cost at the time of the sale. At no time will more than 15% of the value of the Fund's net assets be in deposits on short sales against the box.

     Until the Fund closes its short position or replaces the borrowed security, it will: (a) segregate permissible liquid assets in an amount that, together with the amount provided as collateral, always equals the current value of the security sold short; or (b) otherwise cover its short position.

Derivatives. The Fund may invest in, or enter into, derivatives for a variety of reasons, including to hedge certain market or interest rate risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would. Examples of derivative instruments the Fund may use include options contracts, futures contracts, options on futures contracts, and swap agreements. The portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed.

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund's performance.

If the Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund's return or result in a loss. The Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Manager will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by the Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund may be required to segregate permissible liquid assets to cover its obligations relating to its transactions in derivatives.

     The Fund will not be a commodity pool. The Fund has filed notice with the Commodity Futures Trading Commission and National Futures Association of its eligibility, as a registered investment company, for exclusion from the definition of commodity pool operator, and that the Fund is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

Futures Transactions--In General. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security. An option on a futures contract gives the holder of the option the right to buy from or sell to the writer of the option a position in a futures contract at a specified price on or before a specified expiration date.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out before delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. Transaction costs also are included in these calculations.

     The Fund may enter into futures contracts in U.S. domestic markets. Engaging in these transactions involves risk of loss to the Fund which could adversely affect the value of the Fund's net assets. Although the Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

Successful use of futures and options with respect thereto by the Fund also is subject to the Manager's ability to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the securities being hedged and the price movements of the futures contract. For example, if the Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

Specific Futures Transactions. The Fund may purchase and sell interest rate futures contracts. An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

The Fund may purchase and sell municipal bond index futures contracts. Municipal bond index futures contracts are based on an index of Municipal Bonds. The index assigns relative values to the Municipal Bonds included in the index, and fluctuates with changes in the market value of such Municipal Bonds. The contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash based upon the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

Swap Transactions. The Fund may engage in swap transactions, including interest rate swaps, interest rate locks, caps, collars and floors, to mitigate risk, manage duration and reduce portfolio turnover. Swap transactions, including interest rate swaps, interest rate locks, caps, collars and floors, may be individually negotiated and include exposure to a variety of different interest rates. Swaps involve two parties exchanging a series of cash flows at specified intervals. In the case of an interest rate swap, the parties exchange interest payments based upon an agreed upon principal amount (referred to as the "notional principal amount"). Under the most basic scenario, Party A would pay a fixed rate on the notional principal amount to Party B, which would pay a floating rate on the same notional principal amount to Party A. Swap agreements can take many forms and are known by a variety of names.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

     In a typical interest rate lock transaction, if Party A desires to lock in a particular interest rate on a given date it may enter into an agreement to pay, or receive a payment from, Party B based on the yield of a reference index or security, such as a Municipal Bond or U.S. Treasury security. At the maturity of the term of the agreement, one party makes a payment to the other party as determined by the relative change in the yield of the reference security or index. An interest rate lock transaction may be terminated prior to its stated maturity date by calculating the payment due as of the termination date, which generally differs from the make-whole provisions for an early termination of an interest rate swap transaction in which the party terminating the swap early is required to give its counterparty the economic benefit of the transaction.

     The Fund will set aside cash or permissible liquid assets to cover its current obligations under swap transactions. If the Fund enters into a swap agreement on a net basis (that is, the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments), the Fund will maintain cash or permissible liquid assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement.

The most important factor in the performance of a swap agreement is the change in the specific interest rate or other factor(s) that determine the amounts of payments due to and from the Fund. If a swap agreement called for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses.

The Fund will enter into swaps, interest rate locks, caps, collars and floors only with banks and recognized securities dealers believed by the Manager to present minimal credit risks. If there were a default by the other party to such transaction the Fund would have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreement relating to the transaction.

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If the Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

      The Fund will enter into swap transactions only when the Manager believes it would be in the best interests of the Fund's shareholders to do so. Depending on the circumstances, gains from a swap transaction can be treated either as ordinary income or as short- or long-term capital gains. The fund currently intends to enter into swap transactions on a "forward settlement" basis (settlement set out several months) and to close-out such transactions before the settlement date. The methodology should result in there being no exchange of income and, therefore, no taxable income to report. Any principal gain or loss at settlement would be a capital gain or loss.

Options--In General. The Fund may invest up to 5% of its assets, represented by the premium paid, in the purchase of call and put options. The Fund may write (i.e., sell) covered call and put option contracts to the extent of 20% of the value of its net assets at the time such option contracts are written. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction such as by segregating permissible liquid assets. A put option written by the Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken or otherwise covers the transaction. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

Specific Options Transactions. The Fund may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or indices listed on national securities exchanges or traded in the over-the-counter market. An option on an index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the index upon which the option is based is greater than in the case of a call, or less than in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing stock index options will depend upon price movements in the level of the index rather than the price of a particular security.

The Fund may purchase cash-settled options on interest rate swaps in pursuit of its investment objectives. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (for example, an exchange floating-rate payments for fixed-rate payments) denominated in U.S. dollars. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

Successful use by the Fund of options will be subject to the Manager's ability to predict correctly movements in interest rates. To the extent the Manager's predictions are incorrect, the Fund may incur losses.

Future Developments. The Fund may take advantage of opportunities in options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure in the Prospectus or this Statement of Additional Information.

     Stand-By Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Bonds held in its portfolio. Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund's option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. The Fund will acquire stand-by commitments solely to facilitate its portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The Fund may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying Municipal Bond and similarly decreasing such security's yield to investors. Gains realized in connection with stand-by commitments will be taxable. The Fund also may acquire call options on specific Municipal Bonds. The Fund generally would purchase these call options to protect the Fund from the issuer of the related Municipal Bond redeeming, or other holder of the call option from calling away, the Municipal Bond before maturity. The sale by the Fund of a call option that it owns on a specific Municipal Bond could result in the receipt of taxable income by the Fund.

Forward Commitments. The Fund may purchase or sell Municipal Bonds and other securities on a forward commitment, when-issued or delayed-delivery basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment, when-issued or delayed-delivery security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund's purchase commitments.

Municipal Bonds or other securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment, when-issued or delayed-delivery basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

Certain Investment Considerations and Risks

     General. Even though interest-bearing securities are investments, which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Certain securities that may be purchased by the Fund, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. The net asset value of the Fund generally will not be stable and should fluctuate based upon changes in the value of its respective portfolio securities. Securities in which the Fund invests may earn a higher level of current income than certain shorter-term or higher quality securities, which generally have greater liquidity, less market risk and less fluctuation in market value.

Investing in Municipal Bonds. The Fund may invest more than 25% of the value of its total assets in Municipal Bonds which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects. As a result, the Fund may be subject to greater risk as compared to a municipal bond fund that does not follow this practice.

     Certain provisions in the Internal Revenue Code of 1986, as amended (the "Code"), relating to the issuance of Municipal Bonds may reduce the volume of Municipal Bonds qualifying for Federal tax exemption. One effect of these provisions could be to increase the cost of the Municipal Bonds available for purchase by the Fund and thus reduce available yield. Shareholders should consult their tax advisers concerning the effect of these provisions on an investment in the Fund. Proposals that may restrict or eliminate the income tax exemption for interest on Municipal Bonds may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal Bonds for investment by the Fund so as to adversely affect Fund shareholders, the Fund would reevaluate its investment objective and policies and submit possible changes in the Fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Bond as taxable, the Fund would treat such security as a permissible Taxable Investment within the applicable limits set forth herein.

Investing in Massachusetts Municipal Bonds. Since the Fund is concentrated in securities issued by Massachusetts or entities within Massachusetts, an investment in the Fund may involve greater risk than investments in certain other types of municipal bond funds. You should consider carefully the special risks inherent in the Fund's investment in Massachusetts Municipal Bonds. You should review "Appendix A" which provides a brief summary of special investment considerations and risk factors relating to investing in Massachusetts Municipal Bonds.

Lower Rated Bonds. The Fund may invest up to 20% of the value of its net assets in higher yielding (and, therefore, higher risk) debt securities such as those rated below investment grade by the Rating Agencies (commonly known as "high yield" or "junk" bonds). They may be subject to greater risks and market fluctuations than certain lower yielding, higher rated municipal securities. See "Appendix B" for a general description of the Rating Agencies' ratings of municipal securities. Although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of these bonds. The Fund will rely on the Manager's judgment, analysis and experience in evaluating the creditworthiness of an issuer.

The market values of many of these bonds tend to be more sensitive to economic conditions than are higher rated securities and will fluctuate over time. These bonds generally are considered by the Rating Agencies to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories.

Because there is no established retail secondary market for many of these securities, the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these bonds does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and the Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio and calculating its net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, judgment may play a greater role in valuation because less reliable objective data may be available.

These bonds may be particularly susceptible to economic downturns. An economic recession could adversely affect the ability of the issuers of lower-rated bonds to repay principal and pay interest thereon which would increase the incidence of default for such securities. It is likely that any economic recession also could disrupt severely the market for such securities and have an adverse impact on their value.

The Fund may acquire these bonds during an initial offering. Such securities may involve special risks because they are new issues. The Fund has no arrangement with any person concerning the acquisition of such securities, and the Manager will review carefully the credit and other characteristics pertinent to such new issues.

The credit risk factors pertaining to lower rated securities also apply to lower rated zero coupon bonds, pay-in-kind bonds and step-up bonds, in which the Fund may invest up to 5% of its total assets. In addition to the risks associated with the credit rating of the issuers, the market prices of these securities may be very volatile during the period no interest is paid.

Investment Restrictions

     The Fund's investment objective and its policy to normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in Massachusetts Municipal Bonds (or other instruments with similar economic characteristics) are fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, the Fund has adopted investment restrictions numbered 1 through 6 as fundamental policies. Investment restrictions numbered 7 through 12 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. The Fund may not:

     1. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowings to no more than 33-1/3% of the value of the Fund's total assets). For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

     2. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Bonds secured by real estate or interests therein, or prevent the Fund from purchasing and selling futures contracts, including those relating to indices, and options on futures contracts or indices.

     3. Underwrite the securities of other issuers, except that the Fund may bid separately or as part of a group for the purchase of Municipal Bonds directly from an issuer for its own portfolio to take advantage of the lower purchase price available, and except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

     4. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements; however, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Board.

     5. Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of Municipal Bonds and, for temporary defensive purposes, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

6. Issue any senior security (as such term is defined in Section 18(f) of the 1940

Act), except to the extent that the activities permitted in Investment Restriction Nos. 1, 2, 8 and 10 may be deemed to give rise to a senior security.

     7. Purchase securities other than Municipal Bonds and Taxable Investments and those arising out of transactions in futures and options or as otherwise provided in the Fund's Prospectus.

     8. Purchase securities on margin, but the Fund may make margin deposits in connection with transactions in futures, including those relating to indices, and options on futures or indices.

     9. Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

     10. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with the purchase of securities on a when-issued or delayed-delivery basis and collateral arrangements with respect to futures contracts, including those related to indices and options on futures contracts or indices, and collateral arrangements with respect to initial or variation margin for futures contracts, including those relating to indices, and options on futures contracts or indices.

     11. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid (which securities could include participation interests (including municipal lease/purchase agreements) that are not subject to the demand feature described in the Fund's Prospectus or the Statement of Additional Information, and floating and variable rate demand obligations as to which the Fund cannot exercise the demand feature described in the Fund's Prospectus or the Statement of Additional Information on less than seven days' notice and as to which there is no secondary market) if, in the aggregate, more than 15% of its net assets would be so invested.

12. Invest in companies for the purpose of exercising control.

For purposes of Investment Restriction No. 5, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."

If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction. With respect to Investment Restriction No. 1, however, if borrowings exceed 33-1/3% of the value of the Fund's total assets as a result of a change in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess.

     The Fund and the Manager have received an exemptive order from the Securities and Exchange Commission which, among other things, permits the Fund to use cash collateral received in connection with lending the Fund's securities and other uninvested cash to purchase shares of one or more registered money market funds advised by the Manager in excess of the limitations imposed by the 1940 Act.

MANAGEMENT OF THE FUND

The Fund's Board is responsible for the management and supervision of the Fund and approves all significant agreements with companies that furnish services to the Fund. These companies are as follows:

The Dreyfus Corporation	Investment Adviser
Dreyfus Service Corporation	Distributor
Dreyfus Transfer, Inc	Transfer Agent
The Bank of New York	Custodian

Board Members of the Fund*

Board members of the Fund, together with information as to their positions with the Fund, principal occupations and other board memberships and affiliations, are shown below.

Name (Age)	Principal Occupation	Other Board Memberships and
Position with Fund (Since)	During Past 5 Years	Affiliations
Joseph S. DiMartino (62)	Corporate Director and	The Muscular Dystrophy Association,

* None of the Board members are "interested persons" of the Fund, as defined in the 1940 Act.

Name (Age)	Principal Occupation	Other Board Memberships and
Position with Fund (Since)	During Past 5 Years	Affiliations
Chairman of the Board (1995)	Trustee	Director
Levcor International, Inc., an apparel fabric
processor, Director
Century Business Services, Inc., a provider
of outsourcing functions for small and
medium size companies, Director
The Newark Group, a provider of a national
market of paper recovery facilities,
paperboard mills and paperboard
converting plants, Director
Sunair Services Corporation, engaging in
the design, manufacture and sale of high
frequency systems for long-range voice
and data communications, as well as
providing certain outdoor-related
services to homes and businesses,
Director

David W. Burke (70)	Corporate Director and	John F. Kennedy Library Foundation,
Board Member (1994)	Trustee	Director
U.S.S. Constitution Museum, Director

Diane Dunst (66)	President, Huntting House	None
Board Member (1992)	Antiques

Jay I. Meltzer (77)	Physician, Internist and	None
Board Member (1992)	Specialist in Clinical
Hypertension
Clinical Professor of Medicine
at Columbia University &
College of Physicians and
Surgeons
Faculty Associate, Center for
Bioethics, Columbia

Daniel Rose (76)	Chairman and Chief	Baltic-American Enterprise Fund, Vice
Board Member (1992)	Executive Officer of Rose	Chairman and Director
	Associates, Inc., a New	Harlem Educational Activities Fund, Inc.,
	York based real estate	Chairman

Name (Age)	Principal Occupation	Other Board Memberships and
Position with Fund (Since)	During Past 5 Years	Affiliations
	development and	Housing Committee of the Real Estate
	management firm	Board of New York, Inc., Director

Warren B. Rudman (76)	Of Counsel to (from January	Collins & Aikman Corporation, Director
Board Member (1993)	1993 to December 31,	Allied Waste Corporation, Director
	2003, Partner in) the law	Raytheon Company, Director
	firm Paul, Weiss, Rifkind,	Boston Scientific, Director
Wharton & Garrison, LLP

Sander Vanocur (78)	President of Old Owl	None
Board Member (1992)	Communications

Board members are elected to serve for an indefinite term. The Fund has standing audit, nominating and compensation committees, each comprised of its Board members who are not "interested persons" of the Fund, as defined in the 1940 Act. The function of the audit committee is (i) to oversee the Fund’s accounting and financial reporting processes and the audits of the Fund's financial statements and (ii) to assist in the Board’s oversight of the integrity of the Fund's financial statements, the Fund's compliance with legal and regulatory requirements and the independent registered public accounting firm’s qualifications, independence and performance. The Fund's nominating committee is responsible for selecting and nominating persons as members of the Board for election or appointment by the Board and for election by shareholders. In evaluating potential nominees, including any nominees recommended by shareholders, the committee takes into consideration various factors listed in the nominating committee charter, including character and integrity, business and professional experience, and whether the committee believes the person has the ability to apply sound and independent business judgment and would act in the interest of the Fund and its shareholders. The nominating committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Fund, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166, which includes information regarding the recommended nominee as specified in the nominating committee charter. The function of the compensation committee is to establish the appropriate compensation for serving on the Board. The Fund also has a standing pricing committee comprised of any one Board member. The function of the pricing committee is to assist in valuing the Fund's investments. The Fund's audit committee met five times during the fiscal year ended March 31, 2006. The pricing, compensation and nominating committees did not meet during the fiscal year ended March 31, 2006.

The table below indicates the dollar range of each Board member's ownership of Fund shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2005.

Aggregate Holding of Funds
in the Dreyfus Family of
Funds for which Responsible
Name of Board Member	Fund	as a Board Member

Joseph S. DiMartino	None	Over $100,000
David W. Burke	$1 -	Over $100,000
$10,000
Diane Dunst	None	$50,001 - $100,000
Jay I. Meltzer	None	Over $100,000
Daniel Rose	None	Over $100,000
Warren B. Rudman	None	Over $100,000
Sander Vanocur	None	$1 - $10,000

As of December 31, 2005, none of the Board members or their immediate family members owned securities of the Manager, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

     The Fund typically pays its Board members its allocated portion of an annual retainer of $25,000 and a fee of $4,000 per meeting (with a minimum of $500 per meeting and per telephone meeting) attended for the Fund and eight other funds (comprised of 10 portfolios) in the Dreyfus Family of Funds, and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members are entitled to receive an annual retainer and a per meeting attended fee of one-half the amount payable to them as Board members. The aggregate amount of compensation paid to each Board member by the Fund for the fiscal year ended March 31, 2006, and by all funds in the Dreyfus Family of Funds for which such person is a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member's total compensation) for the year ended December 31, 2005, was as follows:

		Total Compensation
		from the Fund and
	Aggregate Compensation	Fund Complex paid to
Name of Board Member	From the Fund*	Board Member (**)

Joseph S. DiMartino	$1,539	$
		833,262
		(190)

David W. Burke	$1,234	$287,500
		(84)

Diane Dunst	$1,234	$ 42,000
		(11)

Rosalind Gersten Jacobs +	$818	$126,898
		(33)

Jay I. Meltzer	$1,234	$ 46,500
		(11)

Daniel Rose	$1,234	$ 93,000
		(22)

Warren B. Rudman	$1,234	$ 88,500
		(20)

Sander Vanocur	$1,234	$ 97,000

		(22)

*	Amount does not include the cost of office space, secretarial services and health benefits for the Chairman and expenses reimbursed to Board members for attending Board meetings, which in the aggregate amounted to $1,076.

**	Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Fund, for which the Board member serves.

+ Emeritus Board member since June 9, 2005.

Officers of the Fund

STEPHEN E. CANTER, President since March 2000. Chairman of the Board and Chief Executive Officer, and an officer of 90 investment companies (comprised of 186 portfolios) managed by the Manager. Mr. anter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since November 2002. Chief Investment Officer, Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 186 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since March 2000. Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since June 1977.

JAMES WINDELS, Treasurer since November 2001. Director-Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1991.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since February 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005. Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005. Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

ROBERT R. MULLERY, Vice President and Assistant Secretary since 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since October 1990.

ERIK D. NAVILOFF, Assistant Treasurer since August 2005. Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1992.

GAVIN C. REILLY, Assistant Treasurer since August 2005. Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005. Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer since August 2005. Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since November 1990.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since August 2002. Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 198 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004. Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 202 portfolios). From November 2001 through March 2004, Mr.

Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon's Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 49 years old and has served in various capacities with the Manager since 1980, including manager of the firm's Fund Accounting Department from 1997 through October 2001.

The address of each Board member and officer of the Fund is 200 Park Avenue, New York, New York 10166.

The Fund’s Board members and officers, as a group, owned less than 1% of the Fund’s shares outstanding on July 7, 2006.

As of July 7, 2006, the following shareholders were known by the Fund to own of record 5% or more of the outstanding voting securities of the Fund: National Financial Services, 82 Devonshire Street, Boston, MA 02109-3605 (22.09%); Charles Schwab & Company Inc., 101 Montgomery Street, San Francisco CA 94104-4151 (11.14%); and Peter L. Rathjens & Hillary D. B. Rathjens, 14 Tantamouse TRL, Sandbury MA 01776-1128 (6.69%). A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund’s voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.

MANAGEMENT ARRANGEMENTS

Investment Adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a global financial company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets.

The Manager provides management services pursuant to a Management Agreement (the "Agreement") between the Fund and the Manager. The Agreement is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the Fund's shares, or, upon not less than 90 days' notice, by the Manager. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The following persons are officers and/or directors of the Manager: Stephen E. Canter, Chair of the Board and Chief Executive Officer; Thomas F. Eggers, President, Chief Operating Officer and a director; Jonathan Baum, Vice Chair – Distribution; Stephen R. Byers, Chief Investment Officer, Vice Chair and a director; J. Charles Cardona, Vice Chair and a director; Diane P. Durnin, Vice Chair and a director; J. David Officer, Vice Chair and a director; Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Senior Vice President-Corporate Communications; Lisa A. Fox, Vice President-Human Resources; Anthony Mayo, Vice President-Information Systems; Theodore A. Schachar, Vice President-Tax; Alex G. Sciulli, Vice President; Wendy H. Strutt, Vice President; Gary Pierce, Controller; Joseph W. Connolly, Chief Compliance Officer; James Bitetto, Assistant Secretary; and Steven G. Elliott, Robert P. Kelly, David F. Lamere and Ronald P. O’Hanley III, directors.

The Manager's Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and are also subject to the oversight of Mellon's Investment Ethics Committee (the "Committee"). Portfolio managers and other investment personnel of the Manager who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

The Manager maintains office facilities on behalf of the Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fee paid by the Fund. The Distributor may use part or all of such payments to pay securities dealers, banks or other financial institutions (collectively, "Service Agents") in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

     Expenses. All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by the Manager. The expenses borne by the Fund include, without limitation: taxes, interest, loan commitment fees, interest and distributions paid on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and any extraordinary expenses.

As compensation for the Manager's services, the Fund has agreed to pay the Manager a monthly management fee at the annual rate of 0.60% of the value of the Fund's average daily net assets. All fees and expenses are accrued daily and deducted before the declaration of dividends to shareholders. For the fiscal years ended March 31, 2004, 2005 and 2006, the management fees payable by the Fund amounted to $696,774, $544,085 and $499,577, respectively; however, such amounts were reduced by $12,033, $30,883 and $29,632 in fiscal 2004, 2005 and 2006, respectively, pursuant to an undertaking by the Manager then in effect, resulting in a net management fee paid by the Fund of $684,741, $513,202 and $496,945 for fiscal 2004, 2005 and 2006, respectively.

The Manager has agreed that if in any fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed the expense limitation of any state having jurisdiction over the Fund, the Fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense to the extent required by state law. Such deduction or payment, if any, will be estimated daily, and reconciled and effected or paid, as the case may be, on a monthly basis.

The aggregate of the fees payable to the Manager is not subject to reduction as the value of the Fund's net assets increases.

Portfolio Managers. The Manager manages the Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Fund's Board members. The Manager is responsible for investment decisions and provides the Fund with portfolio managers who are authorized by the Fund's Board to execute purchases and sales of securities. The Fund's portfolio managers are Joseph P. Darcy, A. Paul Disdier, Douglas J. Gaylor, Joseph Irace, Colleen Meehan, W. Michael Petty, Scott Sprauer, James Welch and Bill Vasiliou. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for the Fund and for other funds advised by the Manager.

Portfolio Manager Compensation. Portfolio manager compensation is comprised primarily of a market-based salary and an incentive compensation plan. The Fund's portfolio managers are compensated by Dreyfus or its affiliates and not by the Fund. The incentive compensation plan is comprised of three components: Fund performance (approximately 60%), individual qualitative performance (approximately 20%) and Dreyfus financial performance as measured by Dreyfus' pre-tax net income (approximately 20%). Up to 10% of the incentive plan compensation may be paid in Mellon restricted stock.

     Portfolio performance is measured by the one-year performance (weighted 40%) and three-year performance (weighted 60%) of all of the portfolio manager's accounts relative to the return of the appropriate Lipper peer group. The portfolio manager's performance is measured on either a straight average (each account weighted equally) or a combination of straight average and asset-weighted average. Generally, if the asset-weighted average is higher, then that is used to measure performance. If the straight average is higher, then typically an average of the two is used to measure performance.

     Individual qualitative performance is based on Dreyfus' Chief Investment Officer's evaluation of the portfolio manager’s performance based on any combination of the following: marketing contributions; new product development; performance on special assignments; people development; methodology enhancements; fund growth/gain in market; and support to colleagues. The Chief Investment Officer may consider additional factors at his discretion.

     Portfolio managers are also eligible for Dreyfus' Long Term Incentive Plan. Under that plan, cash and/or Mellon restricted stock is awarded at the discretion of the Chief Investment Officer based on individual performance and contributions to the Investment Management Department and the Mellon organization.

Additional Information About Portfolio Managers. The following table lists the number and types of other accounts advised by the Fund's primary portfolio manager and assets under management in those accounts as of the end of the Fund's fiscal year:

	Registered
	Investment
Portfolio	Company	Assets	Pooled	Assets	Other	Assets
Manager	Accounts	Managed	Accounts	Managed	Accounts	Managed
Scott Sprauer	6	$693	-	-	-	-
		million

None of the funds or accounts are subject to a performance-based advisory fee.

     The dollar range of Fund shares beneficially owned by the primary portfolio manager are as follows as of the end of the Fund’s fiscal year:

Dollar Range of Fund Shares
Portfolio Manager	Fund Name	Beneficially Owned
Scott Sprauer	Dreyfus Massachusetts Intermediate
	Municipal Bond Fund	None

     Portfolio managers may manage multiple accounts for a diverse client base, including mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies and foundations), bank common trust accounts and wrap fee programs ("Other Accounts").

     Potential conflicts of interest may arise because of Dreyfus' management of the Fund and Other Accounts. For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Dreyfus may be perceived as causing accounts it manages to participate in an offering to increase Dreyfus' overall allocation of securities in that offering, or to increase Dreyfus' ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Dreyfus may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability. Additionally, portfolio managers may be perceived to have a conflict of interest if there are a large number of Other Accounts, in addition to the Fund, that they are managing on behalf of Dreyfus. Dreyfus periodically reviews each portfolio manager’s overall responsibilities to ensure that he or she is able to allocate the necessary time and resources to effectively manage the Fund. In addition, Dreyfus could be viewed as having a conflict of interest to the extent that Dreyfus or its affiliates and/or portfolio managers have a materially larger investment in Other Accounts than their investment in the Fund.

     Other Accounts may have investment objectives, strategies and risks that differ from those of the Fund. For these or other reasons, the portfolio manager may purchase different securities for the Fund and the Other Accounts, and the performance of securities purchased for the Fund may vary from the performance of securities purchased for Other Accounts. The portfolio manager may place transactions on behalf of Other Accounts that are directly or indirectly contrary to investment decisions made for the Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

     A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in another account, such as when a purchase increases the value of securities previously purchase by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.

     Dreyfus' goal is to provide high quality investment services to all of its clients, while meeting Dreyfus' fiduciary obligation to treat all clients fairly. Dreyfus has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Dreyfus monitors a variety of areas, including compliance with Fund guidelines, the allocation of IPOs, and compliance with the firm's Code of Ethics. Furthermore, senior investment and business personnel at Dreyfus periodically review the performance of the portfolio managers for Dreyfus-managed funds.

Distributor. The Distributor, a wholly-owned subsidiary of the Manager located at 200 Park Avenue, New York, New York 10166, serves as the Fund's distributor on a best efforts basis pursuant to an agreement with the Fund which is renewable annually.

The Manager or the Distributor may provide cash payments out of its own resources to financial intermediaries that sell shares of the Fund or provide other services. Such payments are in addition to any shareholder services fees or other expenses paid by the Fund. These additional payments may be made to Service Agents, including affiliates, that provide shareholder servicing, sub-administration, record-keeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the Service Agent. Cash compensation also may be paid to Service Agents for inclusion of the Fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." In some cases, these payments may create an incentive for a Service Agent to recommend or sell shares of the Fund to you. Please contact your Service Agent for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Fund.

From time to time, the Manager or the Distributor also may provide cash or non-cash compensation to Service Agents in the form of: occasional gifts; occasional meals, tickets, or other entertainment; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, 200 Park Avenue, New York, New York 10166, is the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.

The Bank of New York (the "Custodian"), One Wall Street, New York, New York 10286, is the Fund's custodian. The Custodian has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. Under a custody agreement with the Fund, the Custodian holds the Fund's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of the Fund's assets held in custody and receives certain securities transactions charges.

HOW TO BUY SHARES

General. Fund shares may be purchased through the Distributor or Service Agents that have entered into service agreements with the Distributor. Fund shares are sold without a sales charge. You may be charged a fee if you effect transactions in Fund shares through a Service Agent. You will be charged a fee if an investment check is returned unpayable. Share certificates are issued only upon your written request. No certificates are issued for fractional shares. It is not recommended that the Fund be used as a vehicle for Keogh, IRA or other qualified retirement plans.

     The Fund reserves the right to reject any purchase order. The Fund will not establish an account for a "foreign financial institution, " as that term is defined in Department of the Treasury rules implementing section 312 of the USA PATRIOT Act of 2001. Foreign financial institutions include: foreign banks (including foreign branches of U.S. depository institutions); foreign offices of U.S. securities broker-dealers, futures commission merchants, and mutual funds; non-U.S. entities that, if they were located in the United States, would be securities broker-dealers, futures commission merchants or mutual funds; and non-U.S. entities engaged in the business of currency dealer or exchanger or money transmitter.

The minimum initial investment is $2,500, or $1,000 if you are a client of a securities dealer, bank or other financial institution which maintains an omnibus account in the Fund and has made an aggregate minimum initial purchase for its customers of $2,500. Subsequent investments must be at least $100. The initial investment must be accompanied by the Account Application. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of the Fund's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment is $1,000. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund accounts, the minimum initial investment is $50. Fund shares are offered without regard to the minimum initial investment requirements to Board members of a fund advised by the Manager, including members of the Fund’s Board, who elected to have all or a portion of their compensation for serving in that capacity automatically invested in the Fund. The Fund reserves the right to vary the initial and subsequent investment minimum requirements at any time.

Fund shares also are offered without regard to the minimum initial investment requirements through Dreyfus-Automatic Asset Builder®, Dreyfus Government Direct Deposit

Privilege or Dreyfus Payroll Savings Plan pursuant to the Dreyfus Step Program described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.

     Management understands that some Service Agents may impose certain conditions on their clients which are different from those described in the Fund’s Prospectus and this Statement of Additional Information, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. You should consult your Service Agent in this regard. As discussed under "Management Arrangements – Distributor," Service Agents may receive revenue sharing payments from the Manager or the Distributor. The receipt of such payments could create an incentive for a Service Agent to recommend or sell shares of the Fund instead of other mutual funds where such payments are not received. Please contact your Service Agent for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Fund.

Shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form is received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund. Net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for regular business. For purposes of determining net asset value per share, certain options and futures contracts may be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange. Net asset value per share is computed by dividing the value of the Fund's net assets (i.e., the value of its assets less liabilities) by the total number of shares outstanding. For information regarding the methods employed in valuing the Fund's investments, see "Determination of Net Asset Value."

Dreyfus TeleTransfer Privilege. You may purchase shares by telephone or online if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.

Dreyfus TeleTransfer purchase orders may be made at any time. If purchase orders are received by 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business, Fund shares will be purchased at the share price determined on that day. If purchase orders are made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business, or made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), Fund shares will be purchased at the share price determined on the next business day following such purchase order. To qualify to use Dreyfus TeleTransfer Privilege, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services

Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See "How to Redeem Shares--Dreyfus TeleTransfer Privilege."

Reopening an Account. You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

SHAREHOLDER SERVICES PLAN

The Fund has adopted a Shareholder Services Plan (the "Plan") pursuant to which the Fund reimburses the Distributor an amount not to exceed an annual rate of 0.25% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts.

A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Fund's Board for its review. In addition, the Plan provides that material amendments must be approved by the Fund's Board and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Plan by vote cast in person at a meeting called for the purpose of considering such amendments. The Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Plan. The Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Plan.

For the fiscal year ended March 31, 2006, the Fund paid the Distributor $31,070 under the Plan.

HOW TO REDEEM SHARES

General. The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission. However, if you have purchased Fund shares by check, by Dreyfus TeleTransfer Privilege or through Dreyfus-Automatic Asset Builder® and subsequently submit a written redemption request to the Transfer Agent, the Fund may delay sending the redemption proceeds for up to eight business days after the purchase of such shares. In addition, the Fund will not honor redemption checks under the Checkwriting Privilege, and will reject requests to redeem shares by wire or telephone, online or pursuant to the Dreyfus TeleTransfer Privilege, for a period of up to eight business days after receipt by the Transfer Agent of the purchase check, the Dreyfus TeleTransfer purchase or the Dreyfus-Automatic Asset Builder® order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request. Fund shares may not be redeemed until the Transfer Agent has received your Account Application.

Redemption Fee. The Fund will deduct a redemption fee equal to 1% of the net asset value of Fund shares redeemed (including redemptions through the use of the Fund Exchanges service) less than 30 days following the issuance of such shares. The redemption fee will be deducted from the redemption proceeds and retained by the Fund. For the fiscal year ended March 31, 2006, the Fund retained $176 in redemption fees.

No redemption fee will be charged on the redemption or exchange of shares (1) through the Fund's Checkwriting Privilege, Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, (2) through accounts that are reflected on the records of the Transfer Agent as omnibus accounts approved by the Distributor, (3) through accounts established by securities dealers, banks or other financial institutions approved by the Distributor that utilize the National Securities Clearing Corporation's networking system, or (4) acquired through the reinvestment of dividends or distributions. The redemption fee may be waived, modified or terminated at any time.

Checkwriting Privilege. The Fund provides redemption checks ("Checks") to investors automatically upon opening an account, unless you specifically refuse the Checkwriting Privilege by checking the applicable "No" box on the Account Application. The Checkwriting Privilege may be established for an existing account by a separate signed Shareholder Services Form. Checks will be sent only to the registered owner(s) of the account and only to the address of record. The Account Application or Shareholder Services Form must be manually signed by the registered owner(s). Checks are drawn on your Fund Account and may be made payable to the order of any person in an amount of $500 or more. When a Check is presented to the Transfer Agent for payment, the Transfer Agent, as your agent, will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the Check. Dividends are earned until the Check clears. After clearance, a copy of the Check will be returned to you. You generally will be subject to the same rules and regulations that apply to checking accounts, although the election of this Privilege creates only a shareholder-transfer agent relationship with the Transfer Agent.

You should date your Checks with the current date when you write them. Please do not postdate your Checks. If you do, the Transfer Agent will honor, upon presentment, even if presented before the date of the Check, all postdated Checks which are dated within six months of presentment for payment, if they are otherwise in good order.

Checks are free, but the Transfer Agent will impose a fee for stopping payment of a Check upon your request or if the Transfer Agent cannot honor a Check due to insufficient funds or other valid reason. If the amount of the Check is greater than the value of the shares in your account, the Check will be returned marked insufficient funds. Checks should not be used to close an account.

The Checkwriting Privilege will be terminated immediately, without notice, with respect to any account which is, or becomes, subject to backup withholding on redemptions. Any Check written on an account which has become subject to backup withholding on redemptions will not be honored by the Transfer Agent.

Wire Redemption Privilege. By using this Privilege, you authorize the Transfer Agent to act on telephone, letter or online redemption instructions from any person representing himself or herself to be you and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt by the Transfer Agent of a redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.

To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Share Certificates; Signatures."

Dreyfus TeleTransfer Privilege. You may request by telephone or online that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. You should be aware that if you have selected the Dreyfus TeleTransfer Privilege, any request for a Dreyfus TeleTransfer transaction will be effected through the ACH system unless more prompt transmittal specifically is requested. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request. See "How to Buy Shares--Dreyfus TeleTransfer Privilege."

Share Certificates; Signatures. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. A fee may be imposed to replace lost or stolen certificates, or certificates that were never received. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP"), and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

Redemption Commitment. The Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Fund's Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sells such securities, brokerage charges might be incurred.

Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.

SHAREHOLDER SERVICES

Fund Exchanges. You may purchase, in exchange for shares of the Fund, shares of certain other funds managed or administered by the Manager or shares of certain funds advised by Founders Asset Management LLC ("Founders"), an indirect subsidiary of the Manager, to the extent such shares are offered for sale in your state of residence. The Fund will deduct a redemption fee equal to 1% of the net asset value of Fund shares exchanged where the exchange is made less than 30 days after the issuance of such shares. Shares of other funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:

A.	Exchanges for shares of funds offered without a sales load will be made without a sales load.

B.	Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

C.	Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

D.	Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference may be deducted.

     To accomplish an exchange under item D above, you must notify the Transfer Agent of your prior ownership of fund shares and your account number.

To request an exchange, you must give exchange instructions to the Transfer Agent in writing, by telephone or online. The ability to issue exchange instructions by telephone or online is given to all Fund shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this privilege. By using this privilege, you authorize the Transfer Agent to act on telephonic and online instructions (including over the Dreyfus ExpressR voice response automated telephone system) from any person representing himself or herself to be you and reasonably believed by the Transfer Agent to be genuine. Exchanges may be subject to limitations as to the amount involved or the number of exchanges permitted. Shares issued in certificate form are not eligible for telephone or online exchange. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission.

To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

During times of drastic economic or market conditions, the Fund may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components -- redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

Dreyfus Auto-Exchange Privilege. Dreyfus Auto-Exchange Privilege permits you to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of the Fund, shares of another fund in the Dreyfus Family of Funds or shares of certain funds advised by Founders of which you are a shareholder. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by you. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

     Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561, or visiting www.dreyfus.com. The Fund reserves the right to reject any exchange request in whole or in part. Shares may be exchanged only between accounts having certain identical identifying designations. The Fund Exchanges service or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

     Dreyfus-Automatic Asset Builder®. Dreyfus-Automatic Asset Builder® permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

Dreyfus Government Direct Deposit Privilege. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the U.S. Government automatically deposited into your Fund account.

Dreyfus Payroll Savings Plan. Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. It is the sole responsibility of your employer to arrange for transactions under the Dreyfus Payroll Savings Plan.

Dreyfus Step Program. Dreyfus Step Program enables you to purchase Fund shares without regard to the Fund's minimum initial investment requirements through Dreyfus-Automatic Asset Builder®, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan. To establish a Dreyfus Step Program account, you must supply the necessary information on the Account Application and file the required authorization form(s) with the Transfer Agent. For more information concerning this Program, or to request the necessary authorization form(s), please call toll free 1-800-782-6620. You may terminate your participation in this Program at any time by discontinuing your participation in Dreyfus-Automatic Asset Builder®, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan, as the case may be, as provided under the terms of such Privilege(s). The Fund may modify or terminate this Program at any time.

Dreyfus Dividend Options. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from the Fund in shares of another fund in the Dreyfus Family of Funds or shares of certain funds advised by Founders of which you are a shareholder. Shares of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:

A.	Dividends and distributions paid by a fund may be invested without a sales load in shares of other funds offered without a sales load.

B.	Dividends and distributions paid by a fund that does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

C.	Dividends and distributions paid by a fund that charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference may be deducted.

D.	Dividends and distributions paid by a fund may be invested in shares of other funds that impose a contingent deferred sales charge ("CDSC") and the applicable CDSC, if any, will be imposed upon redemption of such shares.

Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from the Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

Automatic Withdrawal Plan. The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. The Automatic Withdrawal Plan may be terminated at any time by you, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

DETERMINATION OF NET ASSET VALUE

Valuation of Portfolio Securities. The Fund's investments are valued each business day by an independent pricing service (the "Service") approved by the Fund's Board. When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other investments is determined by the Service based on methods which include consideration of: yields or prices of municipal bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service may employ electronic data processing techniques and/or a matrix system to determine valuations.

The Service's procedures are reviewed under the general supervision of the Fund's Board. If valuations for investments (received from the Service or otherwise) are not readily available, or are determined not to reflect accurately fair value, the Fund may value those investments at fair value as determined in accordance with the procedures approved by the Fund’s Board. Fair value of investments may be done by the Fund’s Board, its pricing committee or its valuation committee in good faith using such information deemed appropriate under the circumstances. The factors that may be considered in fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased or sold, and public trading of similar securities of the issuers or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent price and from prices used by other mutual funds to calculate their net asset values. These procedures need not be used to determine the value of securities held by the Fund if, in the opinion of a committee appointed by the Fund’s Board, some other method would more accurately reflect the fair value of such securities. Expenses and fees, including the management fee (reduced by the expense limitation, if any) and fees pursuant to the Plan, are accrued daily and are taken into account for the purpose of determining the net asset value of Fund shares.

New York Stock Exchange Closings. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Management believes that the Fund has qualified for treatment as a "regulated investment company" under the Code for the fiscal year ended March 31, 2006. The Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. As a regulated investment company, the Fund will pay no Federal income tax on net investment income and net realized capital gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Fund must pay out to its shareholders at least 90% of its net income (consisting of net investment income from tax exempt obligations and taxable obligations, if any, and net short-term capital gains), and must meet certain asset diversification and other requirements. If the Fund does not qualify as a regulated investment company, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

The Fund ordinarily declares dividends from its net investment income on each day the New York Stock Exchange is open for regular business. Fund shares begin earning income dividends on the day following the date of purchase. The Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the next business day. Dividends usually are paid on the last business day of each month and are automatically reinvested in additional Fund shares at net asset value or, at your option, paid in cash. If you redeem all shares in your account at any time during the month, all dividends to which you are entitled will be paid to you along with the proceeds of the redemption. If you are an omnibus accountholder and indicate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, such portion of the accrued dividends will be paid to you along with the proceeds of the redemption.

If you elect to receive dividends and distributions in cash and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividend or distribution and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Dividends paid by the Fund to a Massachusetts resident are not subject to the Massachusetts personal income tax to the extent that the dividends are attributable to income received by the Fund from Massachusetts Municipal Bonds or direct U.S. Government obligations, and are properly designated as such. Distributions of capital gain dividends by the Fund to a Massachusetts resident are not subject to the Massachusetts personal income tax to the extent such distributions are attributable to gain from the sale of certain Massachusetts Municipal Bonds the gain from which is exempt from the Massachusetts personal income tax, and the distributions are properly designated as such. Dividends or distributions by the Fund to a Massachusetts resident that are attributable to most other sources are subject to the Massachusetts personal income tax. Shareholders should consult their tax advisers with respect to the Massachusetts tax treatment of capital gain distributions from the Fund.

The shares of the Fund are not subject to property taxation by Massachusetts or its political subdivisions.

If, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of Federal tax exempt obligations, the Fund may designate and pay Federal exempt-interest dividends from interest earned on all such tax exempt obligations. Such exempt-interest dividends may be excluded by shareholders of the Fund from their gross income for Federal income tax purposes. Dividends derived from Taxable Investments, together with distributions from any net realized short-term securities gains, generally are taxable as ordinary income for Federal income tax purposes whether or not reinvested. Distributions from net realized long-term securities gains generally are taxable as long-term capital gains to a shareholder who is a citizen or resident of the United States, whether or not reinvested and regardless of the length of time the shareholder has held his or her shares.

Any dividend or distribution paid shortly after an investor's purchase of Fund shares may have the effect of reducing the net asset value of his or her shares below the cost of investment. Such a distribution should be a return on the investment in an economic sense, described herein. In addition, if a shareholder has not held the shares for more than six months and has received an exempt-interest dividend with respect to such shares, any loss incurred on the sale of such shares shall be disallowed to the extent of the exempt-interest dividend.

Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains or losses. However, all or a portion of any gain realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income. In addition, all or a portion of the gain realized from engaging in "conversion transactions" (generally including certain transactions designed to convert ordinary income into capital gain) may be treated as ordinary income.

Gain or loss, if any, realized by the Fund from certain financial futures and options transactions ("Section 1256 contracts") will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of Section 1256 contracts options as well as from closing transactions. In addition, Section 1256 contracts remaining unexercised at the end of the Fund's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Fund characterized as described above.

Offsetting positions held by the Fund involving certain financial futures contracts or options transactions may constitute "straddles." To the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in the offsetting position. In addition, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains on straddle positions may be treated as short-term capital gains or ordinary income. Certain of the straddle positions held by the Fund may constitute "mixed straddles." The Fund may make one or more elections with respect to the treatment of "mixed straddles," resulting in different tax consequences. In certain circumstances, the provisions governing the tax treatment of straddles override or modify certain of the provisions discussed above.

If the Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and then enters into a short sale, futures, forward or offsetting notional principal contract (collectively, a "Contract") with respect to the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively.

Investment by the Fund in securities issued or acquired at a discount or providing for deferred interest or for payment of interest in the form of additional obligations, such as zero coupon, pay-in-kind or step-up securities, could, under special tax rules, affect the amount, timing and character of distributions to shareholders by causing the Fund to recognize income prior to the receipt of cash payment. For example, the Fund could be required to take into account annually a portion of the discount (or deemed discount) at which such securities were issued and to distribute such portion in order to maintain its qualification as a regulated investment company. In such case, the Fund may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

     Federal regulations require that you provide a certified taxpayer identification number ("TIN") upon opening or reopening an account. See the Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject you to a $50 penalty imposed by the Internal Revenue Service.

PORTFOLIO TRANSACTIONS

      General. The Manager assumes general supervision over the placement of securities purchase and sale orders on behalf of the funds it manages. In cases where the Manager or fund employs a sub-adviser, the sub-adviser, under the supervision of the Manager, places orders on behalf of the applicable fund(s) for the purchase and sale of portfolio securities.

     Certain funds are managed by dual employees of the Manager and an affiliated entity in the Mellon organization. Funds managed by dual employees use the research and trading facilities, and are subject to the internal policies and procedures, of the affiliated entity. In this regard, the Manager places orders on behalf of those funds for the purchase and sale of securities through the trading desk of the affiliated entity, applying the written trade allocation procedures of such affiliate.

     The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) generally has the authority to select brokers (for equity securities) or dealers (for fixed income securities) and the commission rates or spreads to be paid. Allocation of brokerage transactions, including their frequency, is made in the best judgment of the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) and in a manner deemed fair and reasonable to shareholders. The primary consideration in placing portfolio transactions is prompt execution of orders at the most favorable net price. In choosing brokers or dealers, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) evaluates the ability of the broker or dealer to execute the particular transaction (taking into account the market for the security and the size of the order) at the best combination of price and quality of execution.

     In general, brokers or dealers involved in the execution of portfolio transactions on behalf of a fund are selected on the basis of their professional capability and the value and quality of their services. The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) attempts to obtain best execution for the funds by choosing brokers or dealers to execute transactions based on a variety of factors, which may include, but are not limited to, the following: (i) price; (ii) the availability of natural liquidity; (iii) the nature and character of the relevant market for the security to be purchased or sold; (iv) the measured quality and efficiency of the brokers or dealers execution; (v) the brokers or dealers willingness to commit capital; (vi) the reliability of the broker or dealer in trade settlement and clearance; (vii) the level of counter-party risk i.e., the brokers or dealers financial condition); (viii) the commission rate or the spread; (ix) the value of research provided; (x) the availability of electronic trade entry and reporting links; and (xi) the size and type of order., foreign or domestic security, large block, illiquid security). In selecting brokers or dealers no factor is necessarily determinative; however, at various times and for various reasons, certain factors will be more important than others in determining which broker or dealer to use. Seeking to obtain best execution for all trades takes precedence over all other considerations.

     With respect to the receipt of research, the brokers or dealers selected may include those that supplement the Manager's (and where applicable, a sub-advisers or Dreyfus affiliates) research facilities with statistical data, investment information, economic facts and opinions. Such information may be useful to the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) in serving funds or accounts that it advises and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) in carrying out its obligations to the funds. Information so received is in addition to, and not in lieu of, services required to be performed by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate), and the Manager's (and where applicable, a sub-advisers or Dreyfus affiliates) fees are not reduced as a consequence of the receipt of such supplemental information. Although the receipt of such research services does not reduce the Managers (and where applicable, a sub-advisers or Dreyfus affiliates) normal independent research activities, it enables it to avoid the additional expenses that might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

     Under the Managers (and where applicable, a sub-advisers or Dreyfus affiliate>s) procedures, portfolio managers and their corresponding trading desks may seek to aggregate (or "bunch") orders that are placed or received concurrently for more than one fund or account. In some cases, this policy may adversely affect the price paid or received by a fund or an account, or the size of the position obtained or liquidated. As noted above, certain brokers or dealers may be selected because of their ability to handle special executions such as those involving large block trades or broad distributions, provided that the primary consideration of best execution is met. Generally, when trades are aggregated, each fund or account within the block will receive the same price and commission. However, random allocations of aggregate transactions may be made to minimize custodial transaction costs. In addition, at the close of the trading day, when reasonable and practicable, the completed securities of partially filled orders will generally be allocated to each participating fund and account in the proportion that each order bears to the total of all orders (subject to rounding to "round lot" amounts).

     Portfolio turnover may vary from year to year as well as within a year. In periods in which extraordinary market conditions prevail, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) will not be deterred from changing a Fund's investment strategy as rapidly as needed, in which case higher turnover rates can be anticipated which would result in greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Higher portfolio turnover rates usually generate additional brokerage commissions and transaction costs and any short-term gains realized from these transactions are taxable to shareholders as ordinary income.

     To the extent that a fund invests in foreign securities, certain of a fund's transactions in those securities may not benefit from the negotiated commission rates available to a fund for transactions in securities of domestic issuers. For funds that permit foreign exchange transactions, such transactions are made with banks or institutions in the interbank market at prices reflecting a mark-up or mark-down and/or commission.

     The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) may deem it appropriate for one of its accounts to sell a security while another of its accounts is purchasing the same security. Under such circumstances, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) may arrange to have the purchase and sale transactions effected directly between its accounts ("cross transactions"). Cross transactions will be effected in accordance with procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

     Portfolio securities ordinarily are purchased from and sold to parties acting either as principal or agent. Newly-issued securities ordinarily are purchased directly from the issuer or from an underwriter; other purchases and sales usually are placed with those dealers from which it appears that the best price or execution will be obtained. Usually no brokerage commissions, as such, are paid by the fund for such purchases and sales, although the price paid usually includes an undisclosed compensation to the dealer acting as agent. The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers ordinarily are executed at a price between the bid and asked price.

     When transactions are executed in the over-the-counter market (i.e., with dealers), the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) will typically deal with the primary market makers unless a more favorable price or execution otherwise is obtainable.

     Disclosure of Portfolio Holdings. It is the policy of the Fund to the protect the confidentiality of the Funds portfolio holdings and prevent the selective disclosure of non-public information about such holdings. The fund will publicly disclose its holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the Securities and Exchange Commission. The Fund will publicly disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com. The information will be posted with a one-month lag and will remain accessible until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the Fund will publicly disclose on the website its complete schedule of portfolio holdings as of the end of such quarter.

If the Fund’s portfolio holdings are released pursuant to an ongoing arrangement with any party, the Fund must have a legitimate business purpose for doing so, and neither the Fund nor the Manager or its affiliates may receive any compensation in connection with an arrangement to make available information about the Fund’s portfolio holdings. The Fund may distribute portfolio holdings to mutual fund evaluation services such as Standard & Poor’s, Morningstar or Lipper Analytical Services; due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds before their public disclosure; and broker-dealers that may be used by the Fund, for the purpose of efficient trading and receipt of relevant research, provided that (a) the recipient does not distribute the portfolio holdings to persons who are likely to use the information for purposes of purchasing or selling Fund shares or Fund portfolio holdings before the portfolio holdings become public information; and (b) the recipient signs a written confidentiality agreement.

     The Fund may also disclose any and all portfolio information to its service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on nonpublic information, imposed by law and/or contract. These service providers include the Funds custodians, auditors, investment adviser, administrator, and each of their respective affiliates and advisers.

     Disclosure of the Fund’s portfolio holdings may be authorized only by the Fund's Chief Compliance Officer, and any exceptions to this policy are reported quarterly to the Fund's Board.

INFORMATION ABOUT THE FUND

Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares are of one class and have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable.

The Fund is organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Fund's Agreement and Declaration of Trust ("Trust Agreement") disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Board member. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The Fund intends to conduct its operations in a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Fund shareholders may remove a Board member by the affirmative vote of two-thirds of the Fund's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

     The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Funds performance and its shareholders. If Fund management determines that an investor is following an abusive investment strategy, it may reject any purchase request, or terminate the investor’s exchange privilege, with or without prior notice. Such investors also may be barred from purchasing shares of other funds in the Dreyfus Family of Funds. Accounts under common ownership or control may be considered as one account for purposes of determining a pattern of excessive or abusive trading. In addition, the Fund may refuse or restrict purchase or exchange requests for Fund shares by any person or group if, in the judgment of the Funds management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund. If an exchange request is refused, the Fund will take no other action with respect to the Fund shares until it receives further instructions from the investor. While the Fund will take reasonable steps to prevent excessive short term trading deemed to be harmful to the Fund, it may not be able to identify excessive trading conducted through certain financial intermediaries or omnibus accounts.

To offset the relatively higher costs of servicing smaller accounts, the Fund will charge regular accounts with balances below $2,000 an annual fee of $12. The valuation of accounts and the deductions are expected to take place during the last four months of each year. The fee will be waived for any investor whose aggregate Dreyfus mutual fund investments total at least $25,000, and will not apply to accounts participating in automatic investment programs or opened through a securities dealer, bank or other financial institution, or to other fiduciary accounts.

The Fund sends annual and semi-annual financial statements to all its shareholders.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Fund's Prospectus.

Ernst & Young LLP, 5 Times Square, New York, New York 10036, an independent registered public accounting firm, have been selected to serve as the independent registered public accounting firm of the Fund.

APPENDIX A

RISK FACTORS - INVESTING IN MASSACHUSETTS MUNICIPAL BONDS

     The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements relating to securities offerings of the Commonwealth of Massachusetts (the "Commonwealth") available as of the date of this Statement of Additional Information. While the Fund has not independently verified this information, it has no reason to believe that such information is not correct in all material aspects.

General Information

     Massachusetts is a relatively slow growing but densely populated state with a well-educated population, comparatively high-income levels, low rates of unemployment, and a relatively diversified economy. While the total population of Massachusetts has remained fairly stable in the last twenty years, significant changes have occurred in the age distribution of the population. Dramatic growth in residents between the ages of 20 and 44 since 1980 is expected to lead to a population distributed more heavily in the 65 and over age group in 2015 and 2025. Massachusetts also has a comparatively large percentage of its residents living in metropolitan areas. As of July 1, 2005, the population density of Massachusetts was 816.2 persons per square mile, as compared to 83.8 for the United States as a whole, ranking third among the states in percentage of residents living in metropolitan areas: 96.1% of Massachusetts residents live in metropolitan areas, compared with a national average of 80.3% . The State's population is concentrated in its eastern portion. The City of Boston is the largest city in New England, with a 2004 population of 569,165. According to recent estimates, only six states have grown more slowly than Massachusetts since 2000, and the Commonwealth may even have experienced a slight population loss in 2004.

     Since 1929, real and nominal per capital income levels have been consistently higher in Massachusetts than in the United States. After growing at an annual rate higher than that for the United States between 1982 and 1988, real income levels in Massachusetts declined between 1989 and 1991. In 2000 Massachusetts had its highest per capita income growth in 16 years, exceeding the national growth rate by 2.4%. From 2000 to 2003 real income in both Massachusetts and the United States declined, with a steeper decline in Massachusetts. However, real income levels in Massachusetts remained well above the national average. In 2004, income in the Commonwealth grew faster than in the nation and only the District of Columbia and Connecticut had higher levels of per capita personal income.

     From 1997 to 2004, gross state product ("GSP") in Massachusetts, New England and the nation has grown approximately 40% in current dollars. Massachusetts had larger GSP increases than New England and the rest of the nation between 1998 and 2000, but then lagged both areas respectively from 2001 to 2003. The

Massachusetts economy is the largest in New England, contributing approximately 48% to New England's total GSP and the thirteenth largest in the nation, contributing 2.7% to the nation's total GSP.

     The Massachusetts economy is diversified among several industrial and non-industrial sectors. The four largest sectors of the economy (real estate and rental and leasing, manufacturing, finance and insurance, and professional and technical services) contributed 48.8% of the Commonwealth's GSP in 2004. Like many industrial states, Massachusetts has seen a steady decline of its manufacturing jobs base over the last two decades, not only as a share of total employment, but in absolute numbers of jobs as well. Several service sectors have grown to take the place of manufacturing in driving the Massachusetts economy. The combined service sectors now account for more than half of total payroll employment. Total non-agricultural employment in Massachusetts declined at a rate of 2.4% in 2002 and another 1.9% in 2003, but only declined 0.1% in 2004. The preliminary unadjusted estimates for the first five months of 2005 are 0.8% above those for the same months in 2004. In 2004, manufacturing employment declined 3.2% from the year before; a significantly smaller decline than the annual declines in the previous three years and very close to the long-term average rate of decline since 1990 (3% per year). The unadjusted estimates for manufacturing for the first five months of 2005 are only 0.2% below the corresponding 2004 average.

     The unemployment rate in Massachusetts has been consistently below that of the United States since the recovery from the recession of the early 1990s. Unemployment levels in the United States as a whole and in the New England region have shown similar patterns in the last two years, generally rising in 2003, then falling steadily through mid-2005. The unemployment rate in Massachusetts rose slightly from 4.8% to 4.9% between November 2004 and November 2005, while the U.S. unemployment rate dropped from 5.4% to 5% over that same period.

Commonwealth Finances

     Cash Flow . Fiscal Year 2005 ended with a non-segregated cash balance of $2.117 billion and a segregated bond balance of $435.7 million, compared to earlier projections of $2.31 billion and $360.3 million, respectively. On February 28, 2006, released a revised projected cash flow forecast for Fiscal Year 2006. This forecast is based on the Fiscal Year 2006 Budget, including the value of all vetoes and subsequent overrides as well as all prior appropriations continued into Fiscal Year 2006. The projection also is based on the State's revised Fiscal Year 2006 tax estimate released of $18.158 billion. The gross tax figure includes $1.274 billion dedicated to the Commonwealth's Fiscal Year 2006 pension obligation, $712.6 million in sales tax revenues dedicated to the Massachusetts Bay Transportation Authority (the "MBTA") and $488.7 million in sales tax revenues dedicated to the Massachusetts School Building Authority (the "MSBA").

     Fiscal Year 2006 opened with a starting balance of $2.553 billion of cash and is projected to have a June 30, 2006 ending balance of $1.584 billion. These figures do not include balances in the Commonwealth's Stabilization Fund or certain other off-budget reserve funds, but do include monies sequestered to pay for capital projects starting and ending balances totaling $435.7 million and $202.2 million, respectively. Excluding these sequestered capital funds, the Commonwealth's operating cash balance opened the year at $2.117 billion, and is projected to end the year at $1.382 billion, a $735 million decrease. Part of the decline in the cash balance is due to the expected net transfer of $1.104 billion to the Commonwealth's Stabilization Fund during and in respect of fiscal 2006.

     The Commonwealth's cash flow management incorporates the periodic use of commercial paper borrowing to meet cash flow needs for both capital and operating expenditures. In particular, the Commonwealth makes local aid payments of approximately $1 billion to its cities and towns at the end of each calendar quarter, which in recent years has often resulted in short-term cash flow borrowings. The Commonwealth began Fiscal Year 2006 with $140.1 million of commercial paper outstanding in the form of Bond Anticipation Notes. In December 2005 the Commonwealth issued $200 million of Revenue Anticipation Notes ("RANs") to make the December 2005 local aid payment to cities and towns. These RANs were repaid in December 2005 and January 2006. The Commonwealth issued $200 million of RANs in March 2006.

     The cash flow projection included an estimated $1.404 billion in long-term borrowing for capital projects in Fiscal Year 2006, including a $400 million general obligation bond issue completed in August 2005, a $261.1 million principal amount general obligation bond issue completed in October 2005 and a $350 million principal amount general obligation bond issue completed in March 2006. An additional general obligation bond issue of $330 million in May 2006 was expected.

     Fiscal Year 2005 Summary. As of June 30, 2005, the Commonwealth ended Fiscal Year 2005 with a surplus of $1.218 billion. The Governor directed $691 million of the surplus be transferred to the Commonwealth's Stabilization Fund. In addition, $136 million in excess tax revenues, and 0.5% of current year tax revenues ($86 million) were also transferred to the Stabilization Fund. The total transfer to the Stabilization Fund at the end of Fiscal Year 2005 was $913.0 million. The above-referenced legislation also directed that the remainder of the surplus, $304.8 million, be transferred to a Transitional Escrow Fund, which is available, subject to appropriation, for Fiscal Year 2006 expenditures.

     The Commonwealth's audited financial statements report a year-end balance in the Stabilization Fund of $1.728 billion, which reflects inflows of $913 million (outlined above), $21.3 million in additional inflows including interest, and transfers from or appropriations out of the Stabilization Fund of $343.3 million. The Transitional Escrow Fund was established and credited with $304.8 million of surplus Fiscal Year 2005 funds. Fiscal Year 2005 closed with additional reserved fund balanced of $355.6 million and undesignated fund balanced of $98.4 million. The total fund balance in the budgeted operating funds was $2.487 billion. The Transitional Escrow Fund was scheduled to expire on June 30, 2006, at which time any remaining balance was to be transferred to the Stabilization Fund. If money in the Transitional Escrow Fund is appropriated in Fiscal Year 2006, the balance to be transferred to the Stabilization Fund will be adjusted as necessary.

     Fiscal Year 2005 Appropriations. Appropriations for Fiscal Year 2005 totaled $23.188 billion. The Fiscal Year 2005 Budget provided for $22.494 billion in budgetary spending. Appropriations totaling $368.1 million in Fiscal Year 2004 were authorized as continuing prior appropriations, which allowed for these funds to be spent in Fiscal Year 2005. Supplemental appropriations for Fiscal Year 2005 totaled $326 million. The Commonwealth also has significant "off-budget" expenditures in dedicated sales taxes transferred to the MBTA and MSBA, which were projected to be $704.8 million and $395.7 million, respectively, and $415.6 million off-budget expenditures in the Medicaid program.

     On March 24, 2005 the Governor filed legislation for supplemental appropriations totaling $74.5 million. The supplemental items included $40.6 million for costs associated with snow and ice removal, $4.5 million for certain lease costs, $1.5 million for the implementation of a small business initiative, and $27.9 million for various other programs and services. In addition, the legislation also called for $38 million in appropriations to be continued forward into Fiscal Year 2006 to support expenditures originally recommended in the Governor's budget recommendation.

     On May 10, 2005 the Governor filed legislation for supplemental appropriations totaling $40.3 million. In addition, the legislature also called for $32 million in unexpended Fiscal Year 2005 appropriations to be continued forward and expended in Fiscal Year 2006. On June 16, 2005 the Governor signed into law

$79.6 million in supplemental appropriations. Additionally, on July 22, 2005 the Governor filed a $513.7 million capital supplemental appropriation. This legislation funded an off-budget Capital Investment Fund to support $413.7 million in capital projects throughout the University of Massachusetts system and other state and community colleges for new science centers and for needed infrastructure restoration. The legislation also provided $100 million to cities and towns for local road and bridge repairs.

     On August 17, 2005, the Governor filed a $29.8 million supplemental appropriation. This legislation funded a $24.1 million shortfall in the Uncompensated Care Pool, which compensates healthcare providers for care provided to those without health insurance. On September 6, 2005, the Governor filed and signed a $25 million supplemental appropriation to fund the relief effort for victims of Hurricane Katrina. On September 30, 2005, the Governor signed supplemental legislation, which included $88.6 million in additional appropriations, including $71.8 million to fund collective bargaining agreements for Fiscal Year 2005 and Fiscal Year 2006, $6.3 million to cover workers' compensation and utility costs at the Department of Correction, and $10.5 million for a variety of other programs and services. These appropriations were authorized for expenditure through Fiscal Year 2006. In addition, $37.5 million in previous appropriations were extended through Fiscal Year 2006.

     Legislation authorizing capital spending authorizations also has been approved. On February 1, 2005, the Governor filed legislation authorizing the Commonwealth to issue up to $261 million in general obligation bonds to expand facilities at Hanscom and Natick. On March

3, 2005 the Governor filed legislation authorizing a total of $300 million in general obligation bonds to support job creation programs. On May 5, 2005, the Governor filed legislation authorizing the Commonwealth to issue up to $950.2 million in general obligation bonds. On July 28, 2005 the Governor signed legislation authorizing $100 million in general obligation bonds for the Affordable Housing Trust Fund and $100 million in general obligation bonds for the Housing Stabilization Fund.

     Fiscal Year 2006 Summary. On June 29, 2005, the Governor signed the General Appropriations Act for Fiscal Year 2006 (the "Fiscal Year 2006 Budget") The Fiscal Year 2006 Budget included $23.81 billion in spending, reflecting vetoes making $109.7 million in reductions compared to the conference committee budget as passed. The legislature has subsequently overridden $108.9 million of the Governor's vetoes, bringing the total value of the Fiscal Year 2006 Budget to $23.915 billion. The Fiscal Year 2006 Budget (including overrides) budgets $6.995 billion for Medicaid, $3.772 billion for education excluding school building assistance, $ 1.873 billion for debt service and $11.275 billion for all other programs and services.

     For the Fiscal Year 2006 Budget, the Commonwealth

      adopted different revenue estimates. The current Fiscal Year 2006 tax revenue estimate is $17.5 billion, 2.4% more than Fiscal Year 2005 receipts. The legislature has estimated fiscal 2006 tax revenue at $17.448 billion, or 2.1% above Fiscal Year 2005 receipts. The Fiscal Year 2006 Budget, as supplemented to date, provides for $ 23.977 billion of appropriations, including $1.275 billion for current-year pension obligations. In addition, the Commonwealth has significant "off-budget" expenditures in the amounts of dedicated sales taxes transferred to the MBTA and MSBA, projected to be in the amounts of $712.6 million and $488.7 million, respectively, and $332.5 million of off-budget expenditures in the Medicaid program.

     On September 22, 2005, the Governor filed legislation to improve K-12 education, especially math and science, to maintain international competitiveness. The legislation proposes supplemental appropriations for Fiscal Year 2006 of $46.6 million. The projected cost of the proposal for Fiscal Year 2007 is $143 million. On October 26, 2005, the State increased the tax revenue estimate for Fiscal Year 2006 by $509 million, to $17.957 billion. On January 17, 2006, the State further increased the tax revenue estimate by $201 million, to $18.158 billion.

     Fiscal Year 2007 Budget Proposals. On January 25, 2006, the Governor filed his Fiscal Year 2007 budget proposal, which totaled $25.187 billion, including $7.101 billion in Medicaid, $4.047 billion in K-12 education, $2.064 billion for debt service and contact assistance, $1.355 billion in non-education local aid, and $10.620 for all other programs and services. The Governor's budget includes a phased decrease in the personal income tax from 5.3% to 5.15% on January 1, 2008. This tax cut reduces projected tax revenue for Fiscal Year 2007 by $132 million.

     The Governor's budget included an increase of 17.1% in non-education local aid by directing that all net proceeds from the state lottery be distributed to the Commonwealth's cities and towns, as had been done prior to Fiscal Year 2003. The budget also included an increase of 3.4% in Medicaid relative to the Fiscal Year 2006 Budget. Medicaid spending for Fiscal Year 2006 was projected to fall $102.3 million below the budgeted level. Factoring in this projected reversion, recommended Medicaid growth is 4.9% relative to current spending. The Governor's budget recommendation also proposed an increase of $275 million (7.3%) in K-12 education.

     Additionally, the Governor's budget included a $200 million reserve account to fund costs that may result from healthcare reform legislation currently being formulated in a joint House and Senate conference committee. The Governor also proposed that $50 million of the $200 million be taken from the Health Care Security Trust fund to support one-time costs associated with the implementation of healthcare reform in Massachusetts. (The Health Care Security Trust holds unexpended funds received from the master settlement agreement with tobacco companies and has a current balance of $443.6 million). The budget also included the use of $60.5 million from the Stabilization Fund to provide the tax refunds resulting from the Peterson legislation signed on December 8, 2005. The budget also proposes to suspend, for Fiscal Year 2007, the statutory transfer of 0.5% of current year tax revenues to the Stabilization Fund prior to the calculation of the consolidated net surplus.

     On April 10, 2006 the Legislature presented its budget for Fiscal Year 2007, which included spending of $25.271 billion. It also includes a $200 million reserve to fund healthcare reform efforts in the Commonwealth consistent with the Governor's proposed budget. The Legislature also proposed the transfer of $275 million from the Stabilization Fund to its General Fund to fund a portion of Fiscal Year 2007 expenditures. The budget does not include a reduction in the personal income tax to 5.15% as the Governor proposed, thus providing an additional $132 million in projected revenue in Fiscal Year 2007.

Commonwealth Revenues

     In order to fund its programs and services, the Commonwealth collects a variety of taxes and receives revenues from other non-tax sources, including the Federal government and various fees, fines, court revenues, assessments, reimbursements, interest earnings and transfers from its non-budgeted funds, which are deposited in the Commonwealth's budgeted operating funds. In Fiscal Year 2005, on a statutory basis approximately 65.6% of the Commonwealth's annual budgeted revenues were derived from state taxes. In addition, the Federal government provided approximately 19.3% of such revenues, with the remaining 15.1% provided from departmental revenues and transfers from non-budgeted funds.

     Commonwealth Taxes. The major components of Commonwealth taxes are the income tax, which is projected to account for approximately 55.9% of total tax revenues in Fiscal Year 2006, the sales and use tax, which is projected to account for approximately 22.4% of total tax revenues in Fiscal Year 2006, and the corporations and other business and excise taxes, which are projected to account for approximately 12.2% of total tax revenues in Fiscal Year 2006. Other tax and excise sources are projected to account for the remaining 9.5% of Fiscal Year 2006 tax revenues.

     During Fiscal Years 2001-2003, legislation was implemented that had the net effect of reducing revenues by decreasing income tax rates or increasing or establishing various deductions and credits. In addition, several administrative changes were implemented that reduced revenues. During Fiscal Year 2003, legislation was implemented that reversed or delayed some of the previous tax reductions, and implemented increases in other taxes. The incremental net effect of these tax law and administrative changes (relative to the immediately preceding fiscal year) is estimated to have been a reduction of approximately $ 790 million of Fiscal Year 2001 revenues and $700 million of Fiscal Year 2002 revenues. In Fiscal Year 2003, tax law changes were estimated to have increased revenue collection by a net amount of approximately $ 1.005 billion. The Department of Revenue (the "DOR") estimated that in Fiscal Year 2004, the impact of tax law and administrative changes reduced tax collections by approximately $110 million compared to Fiscal Year 2003. The DOR further estimated that such changes increased tax collections by approximately $ 31 million in Fiscal Year 2005, will reduce tax collections by approximately $282 million in Fiscal Year 2006, and will increase tax collections by approximately $64 million in Fiscal Year 2007.

     Income Tax. The Commonwealth assesses personal income taxes at flat rates, according to classes of income after specified deductions and exemptions. A rate of 5.3% has been applied to most types of income since January 1, 2002. The tax rate on gains from the sale of capital assets held for one year or less and from the sale of collectibles is 12%, and the tax rates on gains from the sale of capital assets owned more than one year is 5.3% . Interest on obligations of the United States and of the Commonwealth and its political subdivisions is exempt from taxation.

     Sales and Use Tax. The Commonwealth imposes a 5% sales tax on retail sales of certain tangible properties (including retail sales of meals) transacted in the Commonwealth and a corresponding 5% use tax on the storage, use or other consumption of like tangible properties brought into the Commonwealth. However, food, clothing, prescribed medicine, materials and produce used in food production, machinery, materials, tools and fuel used in certain industries, and property subject to other excises (except for cigarettes) are exempt from sales taxation. The sales and use tax is also applied to sales of electricity, gas and steam for certain nonresidential use and to nonresidential and most residential use of telecommunications services.

     Beginning July 1, 2000, pursuant to "forward funding" legislation contained in the Fiscal Year 2000 budget, a portion of the Commonwealth's receipts from the sales tax, generally the amount raised by a 1% sales tax with an inflation-adjusted floor, is dedicated to the MBTA under a trust fund mechanism that does not permit future legislatures to divert the funds. In Fiscal Year 2005, the amount of such sales tax receipts was $704.8 million. Such amount is projected to be $712.6 million in Fiscal Year 2006.

     Beginning July 1, 2004, a portion of the Commonwealth's sales tax receipts, totaling $395.7 million in Fiscal Year 2005, $488.7 million in Fiscal Year 2006 and specified percentages in subsequent fiscal years, increasing in Fiscal Year 2010 and thereafter to one cent of the sales tax, subject to certain exclusions and minimums, is dedicated to the MSBA.

     Legislation enacted over the last three years closed several channels by which to escape sales tax payments. These included changes to the taxation of promotional advertising materials, goods delivered through "drop shipments," items produced outside of Massachusetts but sold in the state and the taxation of downloaded software that is pre-written. The DOR estimates that these changes created additional tax collections of $20-23 million in Fiscal Year 2005, $34-48 million in Fiscal Year 2006 and $71-81 million annually thereafter.

Business Corporations Tax. Business corporations doing business in the

Commonwealth, other than banks, trust companies, insurance companies, railroads, public utilities and safe deposit companies, are subject to an excise that has a property measure and an income measure. The value of Commonwealth tangible property (not taxed locally) or net worth allocated to the Commonwealth is taxed at $2.60 per $1,000 of value. The net income allocated to the Commonwealth, which is based on net income for Federal taxes, is taxed at 9.5% . The minimum tax is $456. Both rates and the minimum tax include a 14% surtax.

     Legislation enacted in March 2003 and November 2005 closed some loopholes in the corporate tax structure. The DOR estimates that these changes increased revenues by approximately $144 million in Fiscal Year 2004, and by $170 million in Fiscal Year 2005, and that the changes will increase revenues by $196 million in Fiscal Year 2006 and $198 million each year thereafter.

     Financial Institutions Tax. Financial institutions (which include commercial and savings banks) are subject to an excise tax of 10.5% . Legislation enacted in March 2003 clarified the treatment of Real Estate Investment Trust ("REIT") distributions with respect to the dividends-received deduction. REIT distributions received by businesses subject to the corporate excise tax are not to be treated as dividends and they are subject to taxation at the recipient level. The DOR estimates that this change resulted in additional tax revenues of approximately $160-180 million in Fiscal Year 2003. The DOR estimates that the REIT change resulted in a revenue increase of $40-60 million in each of Fiscal Years 2004 and 2005, and will yield approximately the same amount in Fiscal Year 2006 and thereafter.

     Insurance Taxes. Life insurance companies are subject to a 2% tax on gross premiums; domestic companies also pay a 14% tax on net investment income. Property and casualty insurance companies are subject to a 2% tax on gross premiums, plus a 14% surcharge for an effective tax rate of 2.28% . Domestic companies also pay a 1% tax on gross investment income.

     Other Taxes. Other tax revenues are derived by the Commonwealth from motor fuels excise taxes, cigarette and alcoholic beverage excise taxes, estate and deed excises and other tax sources. The excise tax on motor fuels is $0.21 per gallon. In 2002 the tax on cigarettes was raised from $0.76 per pack to $1.51 per pack and the tax rate on other types of tobacco products was also raised. The DOR estimates that this change resulted in additional revenue of approximately $ 185 million in fiscal 2003, $155 million to $160 million in Fiscal Year 2004 and $155 million in Fiscal Year 2005 and thereafter.

     Congress made numerous changes to Code provisions in recent years relating to the estate and gift tax. For the estates of decedents dying on or after January 1, 2002, Federal law raises the exemption amount and phases out the amount of the allowable credit for state death taxes by 25% a year until the credit is eliminated in 2005. Because the Commonwealth's estate tax equaled the previously allowable Federal credit, legislative action was needed to prevent the Commonwealth's estate tax from being fully eliminated. As of October 2002, the

Commonwealth's estate tax was decoupled from the Federal estate tax for decedents dying on or after January 1, 2003. These Federal changes were estimated to have reduced Fiscal Year 2003 collections by approximately $30-40 million, and the decoupling was estimated to have increased Fiscal Year 2004 tax revenues by $40 million and Fiscal Year 2005 tax revenues by $13 million in the first three months of 2005, when the effect of the phase-in was complete.

     Federal and Other Non-Tax Revenues. Federal revenue is collected through reimbursements for the Federal share of entitlement programs such as Medicaid and, beginning in Federal Fiscal Year 1997, through block grants for programs such as Transitional Assistance to Needy Families ("TANF"). The amount of Federal revenue to be received is determined by state expenditures for these programs. The Commonwealth receives reimbursement for approximately 50% of its spending for Medicaid programs. Block grant funding for TANF is received quarterly and is contingent upon maintenance of effort spending level determined annually by the Federal government. Departmental and other non-tax revenues are derived from licenses, tuition, registrations and fees, and reimbursements and assessments for services.

     For the Commonwealth's budgeted operating funds, interfund transfers include transfers of profits from the State Lottery and Arts Lottery Funds and reimbursements for the budgeted costs of the State Lottery Commission, which accounted for $ 931.6 million, $941.3 million, $947.1 million $974.6 million, and $1.014 billion in Fiscal Years

2001-2005, respectively, and which are expected to account for $1.053 billion in Fiscal Year 2006.

     On November 21, 2003, the Governor signed into law legislation establishing the FMAP Escrow Fund. All revenue received from the Federal Jobs Growth Reconciliation Action of 2003 in Fiscal Years 2004 and 2005, unless otherwise earmarked for a specific purpose, was deposited into the FMAP Escrow Fund. The Commonwealth received $57.7 million in Fiscal Year 2003, which was deposited into the General Fund. In Fiscal Year 2004, after the transfer of $55 million to the Uncompensated Care Trust, a total of $402.7 million was deposited into the FMAP Escrow Fund . Thereafter in Fiscal Year 2004, $33.6 million was transferred from the FMAP Escrow Fund to the Economic Stimulus Fund to fund an assortment of economic development programs. The Fiscal Year 2005 budget reserved $270 million on the remaining money in the FMAP Escrow Fund for current year expenditures. The $99.1 million balance was transferred to the Stabilization Fund as part of the consolidated net surplus.

     Tobacco Settlement. On November 23, 1998, the Commonwealth joined with other states in a Master Settlement Agreement that resolved the Commonwealth's and the other states' litigation against the cigarette industry (the "MSA"). Under the MSA, cigarette companies have agreed to make both annual payments (in perpetuity) and five initial payments (for the calendar years 1999 to 2003, inclusive) to the settling states. Each payment amount is subject to applicable adjustments, reductions and offsets, including upward adjustments for inflation and downward adjustments for decreased domestic cigarette sales volume. The Commonwealth's allocable share of the base amounts payable under the master settlement agreement is approximately 4.04% . The Commonwealth has estimated its allocable share of the base amounts under the agreement through 2025 to be approximately $8.3 billion, without regard to any potential adjustments, reductions or offsets. However, in pending litigation tobacco manufacturers are claiming that because of certain developments, they are entitled to reduce future payments under the MSA, and certain manufacturers withheld payments to the states due on April 17, 2006. The Commonwealth believes it is due the full amount and is pursuing its claim to unreduced payments. If full payment is not collected by the end of Fiscal Year 2006, the reduction of the Commonwealth's projected non-tax revenues caused by such non-payment would be approximately $26.6 million.

     The Commonwealth was also awarded $414.3 million from a separate Strategic Contribution Fund established under the MSA to reward certain states' particular contributions to the national tobacco litigation effort. This additional amount is payable in equal annual installments during the years 2008 through 2017.

     During Fiscal Year 2000, the legislature enacted two related laws to provide for disposition of the tobacco settlement payments. The legislation created a permanent trust fund (the Health Care Security Trust) into which the Commonwealth's tobacco settlement payments (other than payments for attorneys' fees) are to be deposited. The legislation contemplated that a portion of the monies in the trust fund would be available for appropriation by the legislature to supplement existing levels of funding for health-related services and programs, and the remainder of the monies in the trust fund would be held as a reserve fund and would not be appropriated. For Fiscal Year 2000 through 2004, the amounts to be available for such purposes were stipulated to be $91.2 million, $94 million, $96 million, $98 million and $100 million, respectively, adjusted for the discounted amounts received by the Commonwealth in comparison to the MSA. The Fiscal Year 2002 budget changed this formula to 50% of amounts received in the settlement for Fiscal Year 2002, 2003 and 2004. Beginning with Fiscal Year 2005, 30% of the annual payments (not including any Strategic Contribution Fund payments) and 30% of the earnings on the balance in the trust fund are to be available for such purposes. As of June 30, 2005, the fund had a balance of $ 443.6 million. The fund's trustees reported a GAAP total asset position of $526.7 million as of June 30, 2005, exclusive liabilities of $79.6 million, of which $452.3 million will be payable to the General Fund of the Commonwealth in Fiscal Years 2006 and 2007.

Tax Revenues—Fiscal Years 2004-2006.

     Fiscal Year 2004. Tax revenue collections for Fiscal Year 2004 totaled $15.953 billion, an increase of $989.6 million (6.6%) over Fiscal Year 2003. This increase is attributable in large part to an increase of approximately $262.6 million (28.9%) in income tax payments with returns and bills, an increase of approximately $276.7 million (3.9%) in personal income tax withholdings, an increase of approximately $182.7 million (15.2%) in income tax cash estimated payments and an increase of approximately $145.9 million (9.5%) in corporate and business tax collections, which appears to reflect the closing of certain tax loopholes as well as increased business taxable earnings.

     Fiscal Year 2005. Tax revenue collections for Fiscal Year 2005 totaled $17.1 billion, an increase of $ 1.135 billion (7.1%) over Fiscal Year 2004. This increase is attributable in large part to an increase of approximately $305.6 million or 4.1% in withholding collections, an increase of approximately $ 303.9 million or 22% in income tax estimated payments, an increase of approximately $ 270.4 million or 23.1% in income tax payments with returns and bills and an increase of approximately $137.2 million or 3.7% in sales and use tax collections.

     Fiscal Year 2006. Tax revenue collections for the first nine months of Fiscal Year 2006, ended March 31, 2006, totaled $12.9 billion, an increase of $953.9 million (8%) over the first nine months of Fiscal Year 2005. This increase is attributable in large part to an increase of approximately $331.5 million (5.7%) in withholding collections, an increase of approximately $179 million (16.4%) in income tax estimated payments, an increase of approximately $117.6 million (4.1%) in sales and use tax collections and an increase of approximately $440.7 million (35.4%) in corporate and business collections, which are partially offset by changes in other revenues. The year-to-date collections exceeded the year-to-date benchmark by approximately $106.1 million.

     On November 22, 2005, the Governor enacted legislation that provides tax deductions for the purchase of home heating oil by certain taxpayers between November 1, 2005 and March 31, 2006, and tax credits for the purchase of energy-saving home improvements between December

1, 2005 and March 13, 2006. The DOR estimates that this legislation will reduce Fiscal Year 2006 tax collections by $93.9 million, and Fiscal Year 2007 tax collections by $27.6 million.

     On November 23, 2005, the Governor enacted legislation that provides tax credits and sales tax exemptions for companies engaged in the production of motion pictures in the Commonwealth. The DOR estimates that this legislation will reduce Fiscal Year 2006 tax collections by $27.4 million and Fiscal Year 2007 tax collections by $46.6 million.

     On December 8, 2005, the Governor enacted legislation that reinstated the lower capital gains tax rates that initially existed during the period ended April 30, 2002, of the 2002 tax year and provided that such rates shall be applicable to the entire 2002 tax year. The DOR estimates that total revenue reduction resulting from this legislation will be approximately $225 million to $275 million over the next four fiscal years, with estimated revenue reductions of $75.5 million in Fiscal Year 2006, and $60.5 million in each of Fiscal Years 2007-09. This legislation also linked the personal income tax sections of the Massachusetts tax code to the Code as it existed on January 1, 2005, as well as closing certain so-called tax loopholes. The DOR estimates tax revenue reductions of approximately $32 in Fiscal Year 2006 and $17 million in Fiscal Year 2007.

Commonwealth Expenditures

     Commonwealth Financial Support for Local Governments. The Commonwealth makes substantial payments to its cities, towns and regional school districts ("Local Aid") to mitigate the impact of local property tax limits on local programs and services. Local Aid payments take the form of both direct and indirect assistance. Direct Local Aid consists of general revenue sharing funds and specific program funds sent directly to local governments and regional school districts, excluding certain pension funds and nonappropriated funds. In Fiscal Year 2005, approximately 18.2% of the Commonwealth's projected spending was allocated to direct Local Aid. In Fiscal Year 2006 approximately 18.6% of the Commonwealth's projected budgeted spending is estimated to be allocated to direct Local Aid.

     As a result of comprehensive education reform legislation enacted in June 1993, a large portion of general revenue sharing funds are earmarked for public education and are distributed through a formula designed to provide more aid to the Commonwealth's poorer communities.

The legislation requires the Commonwealth to distribute aid to ensure that each district reaches at least a minimum level of spending per public education pupil. For Fiscal Year 2005, $2.941 billion was required to reach the minimum spending level statewide as required by law, and the Commonwealth provided a total of $3.183 billion. Since Fiscal Year 1994, the Commonwealth has fully funded the requirements imposed by this legislation in each of its annual budgets.

     The Lottery and Additional Assistance programs, which comprise the other major components of direct Local Aid, provide unrestricted funds for municipal use. There are also several specific programs funded through direct Local Aid, such as highway construction, school building construction and police education incentives. In addition to direct Local Aid, the Commonwealth has provided substantial indirect aid to local governments, including, for example, payments for MBTA assistance and debt service, pensions for teachers, housing subsidies and the costs of court and district attorneys that formerly had been paid by the counties.

     During Fiscal Year 2003, the Governor reduced Local Aid in response to declining revenues. On January 30, 2003, the Administration announced $114.4 million in reductions to additional assistance and lottery distributions to cities and towns. In the Fiscal Year 2004 budget, direct Local Aid was reduced by an additional $288.7 million, or 5.7%, primarily through a $150.8 million reduction in aid for education, a $67.1 million reduction in aid for school transportation costs, a $25.2 million reduction in Additional Assistance and a $44 million reduction in lottery distributions. Final Fiscal Year 2004 appropriations allocated $75 million in one-time payments to be distributed in Fiscal Year 2005. The Commonwealth was able to avoid further cuts in Fiscal Year 2005 and restored much of the funding in Fiscal Year 2006. For fiscal 2005, aid for education was increased by $75 million, a 2.4% increase over Fiscal Year 2004, and school transportation aid increased by $13.2 million, a 50% increase over Fiscal Year 2004. The Fiscal Year 2006 Budget increased the distribution of lottery profits to cities and towns by $100 million, a 15.1% increase. Aid for education continued to increase, growing by over $105 million, a 3.3% increase over Fiscal Year 2005. Fiscal Year 2006 aid for school transportation costs grew by an additional $7 million, an increase of 17.7%.

     Property Tax Limits. In November 1980, voters in the Commonwealth approved a statewide tax limitation initiative petition, commonly known as Proposition 2½, to constrain levels of property taxation and to limit the charges and fees imposed on cities and towns by certain governmental entities, including county governments. Between Fiscal Year 1981 and Fiscal Year 2005, the aggregate property tax levy grew from $3.347 billion to $ 9.483 billion, a compound annual growth rate of 4.4% . Many communities have responded to the limitation imposed by Proposition 2½ through statutorily permitted overrides and exclusions.

     Medicaid. The Medicaid program provides health care to low-income children and families, low-income adults, the disabled and the elderly. The program, which is administered by the Executive Office of Health & Human Services (the "EOHHS"), receives 50% in Federal reimbursement on most Medicaid expenditures. Beginning in Fiscal Year 1999, payments for some children's benefits are 65% Federally reimbursable under the State Children's Health Insurance Program.

     Over a quarter of the Commonwealth's budget is devote to Medicaid. It is the largest item in the Commonwealth's budget and has been one of the fastest growing budget items. Medicaid spending from Fiscal Years 2001-05 has grown by 8.3% on a compound annual basis. During the same period, Medicaid enrollment has increased by 1.2% on a compound annual basis. The State projects total Fiscal Year 2006 expenditures for Medicaid to be $7.230 billion, an increase of 13.0% over Fiscal Year 2005. Due to lower than anticipated spending in recent years, Medicaid accounts payable spending has grown from $ 142 million in Fiscal Year 2003 to $251.8 million in Fiscal Year 2004. EOHHS reduced the amount of spending to $110 million in Fiscal Year 2005. EOHHS expects no accounts payable spending in Fiscal Year 2006. Accordingly, the Governor's proposed budget for Fiscal Year 2007 budget covers the full year for Medicaid cash spending.

     Uncompensated Care Pool. The Uncompensated Care Pool (the "UCP") reimburses acute care hospitals and community care centers for eligible services provided to low-income uninsured and underinsured people. In Fiscal Year 2005, the UCP paid for an estimated 41,000 inpatient and 1.9 million outpatient visits for over 454,580 different individuals. Revenues into the UCP include state funds, hospital assessments and surcharge payer assessments. The Fiscal Year 2004 budget directed the Division of Medical Assistance to provide health care benefits to long-term unemployed adults and make expenditures through the UCP. Eligibility for those individuals under the MassHealth Basic program was cut in April 2003. The new Fiscal Year 2004 program began in October 2003 with an enrollment cap of 36,000 qualifying persons. The cap was increased to 44,000 in Fiscal Year 2005. The Fiscal Year 2006 Budget moves MassHealth Essential from an "off-budget" program to an "on-budget" program. Beginning in October 2005, an on-budget line-item was created to fund the October 2005 to June 2006 period. In order to remain within the on-budget appropriation, MassHealth implemented an enrollment cap of 43,000 members, and a waitlist was created. Legislation reforming health insurance approved in April 2006 lifted the enrollment cap to 60,000.

     Health Insurance Legislation. Signed into law on April 12, 2006, this legislation is projected to provide health insurance coverage for 95% of the Commonwealth's uninsured by Fiscal Year 2009, reducing reliance on the UCP. This legislation requires (i) all residents 18 years and older to obtain health care insurance by July 1, 2007; (ii) parents to provide insurance for their children; (iii) The Commonwealth Health Insurance Connector to increase accessibility to affordable, private health insurance coverage for individuals and small businesses and permitting payment of premiums on a pre-tax basis; and (iv) The Commonwealth Care program to provide premium assistance to subsidize the purchase of private health insurance for individuals below specified income levels.

     For Fiscal Year 2006 the legislation appropriates $55 million: $25 million to establish the Commonwealth Health Insurance Connector, $14.5 million to expand and restore prevention programs at the Department of Public Health, $10 million for a reserve to fund additional administrative costs of various agencies, and $5.5 million for additional program expenditures. These appropriations are available for expenditure through Fiscal Year 2007. For Fiscal Year 2006, the legislation would result in a total of $332 million in new general fund spending. The Commonwealth expects to receive Federal financial participation in an amount equal to half of these expenditures. For Fiscal Years 2008 and 2009, the legislation provides an incremental $90 million in rate increases for hospitals and physicians in each year. Total premium assistance payments in Fiscal Year 2007 are projected to be $160 million.

     Prescription Advantage Program. A comprehensive senior pharmacy program administered by the Department of Elder Services began in April 2001. In its first full year of operation, spending for the program totaled approximately $81.5 million. Fiscal Year 2005 spending for the program was $99 million. v2006 spending is projected at approximately $92 million.

     Public Assistance. The Commonwealth administers four major programs of income assistance for its poorest residents: Transitional Aid to Families with Dependent Children ("TAFDC"), Emergency Assistance, Emergency Aid to the Elderly, Disabled and Children ("EAEDC"), and the state supplement to Federal Supplemental Security Income ("SSI").

     TAFDC expenditures in Fiscal Year 2006 were $480.5 million, approximately 2.6% more than Fiscal Year 2005. Massachusetts is Federally required to provide child care to TAFDC recipients and those transitioning off TAFDC for up to one year. Childcare expenditures for Fiscal Year 2005 were $348.8 million, an increase of 3.0% from Fiscal Year 2004.

Massachusetts provided approximately 22,360 slots for childcare for TAFDC recipients and those transitioning off TAFDC in Fiscal Year 2005. Childcare expenditures for Fiscal Year 2006 are projected to be $365.8 million, an increase of 4.9% from Fiscal Year 2005. Massachusetts's projects that it will provide approximately 22,200 child care slots to TAFDC recipients and those transitioning off TAFDC in Fiscal Year 2006. Massachusetts has met Federal requirements for childcare in the past three fiscal years.

     The Commonwealth began implementing welfare reform programs in November 1995, establishing TAFDC programs to encourage work as a means to self-sufficiency and to discourage reliance on long-term assistance. The TAFDC caseload declined steadily from Fiscal Year 1996 through Fiscal Year 2001, resulting in a 68% decrease through Fiscal Year 2001. However, the caseload began to grow again in Fiscal Year 2002, from a low point of 42,013 enrolled in July 2001 to a high point of 48,550 in February 2003. In addition, Massachusetts limits TAFDC recipients to two years of benefits within a five-year period.

     The EAEDC caseload declined steadily from Fiscal Year 1996 through Fiscal Year 2001, resulting in an 83.6% decrease through Fiscal Year 2001, but the caseload began to grow again in Fiscal Year 2002. The trend can be attributed to factors similar to those affecting the TAFDC caseload. For Fiscal Year 2003, caseload increased by an estimated 6.9% and expenditures increased by approximately 5.6% . For Fiscal Year 2004, caseload grew by 6.6% but expenditures declined by 1.2%. Fiscal Year 2005 caseload was up less than one percent while expenditures were flat. Fiscal Year 2006 expenditures for EAEDC are projected to be $66.5 million, down slightly from Fiscal Year 2005. Caseload is projected to drop 3.1%.

     SSI is a Federally administered and funded cash assistance program for individuals who are elderly, disabled or blind. SSI payments are funded entirely by the Federal government up to $530 per individual recipient per month and entirely by the state above that amount. The additional state supplement ranges from $39 to $454 per month per recipient. Fiscal Year 2006 expenditures for SSI are estimated to be $219.1 million, a 3.2% increase from Fiscal Year 2005.

     Other Health and Human Services. Other health and human services spending for Fiscal Year 2005 included expenditures for the Department of Mental Retardation ($1.067 billion), Department of Mental Health ($594.9 million), Department of Social Services ($697.6 million), Department of Public Health ($ 401.7 million) and other human service programs ($656.2 million).

     In Fiscal Year 2006, other health and human services spending is projected to include expenditures for the Department of Mental Retardation ($1.133 billion), Department of Mental Health ($632.9 million), Department of Social Services ($744.3 million), Department of Public Health ($ 483.5 million) and other human services programs ($857.4 million).

     Commonwealth Pension Obligations. The Commonwealth is responsible for the payment of pension benefits for Commonwealth employees (members of the state employees' retirement system) and for teachers of the cities, towns and regional school districts throughout the state (including members of the teachers' retirement system and teachers in the Boston public schools, who are members of the State-Boston retirement system but whose pensions are also the responsibility of the Commonwealth). Employees of certain independent authorities and agencies, such as the Massachusetts Water Resources Authority, and of counties, cities and towns (other than teachers) are covered by 104 separate retirement systems. The

Commonwealth assumed responsibility, beginning in Fiscal Year 1982, for payment of cost of living adjustments for the 104 local retirement systems, in accordance with the provisions of Proposition 2½. However, in 1997 legislation was enacted removing from the Commonwealth the cost of future cost-of-living adjustments for these local retirement systems and providing that local retirement systems fund future cost-of-living adjustments. Pension benefits for state employees are administered by the State Board of Retirement, and pension benefits for teachers are administered by the Teachers' Retirement Board. Investment of the assets of the state employees' and teachers' retirement systems is managed by the Pension Reserves Investment Management Board. In the case of all other retirement systems, the retirement board for the system administers pension benefits and manages investment of assets. The members of these state and local retirement systems do not participate in the Federal Social Security System.

     The Commonwealth's employees' and teachers' retirement systems are partially funded by employee contributions of regular compensation – 5% for those hired before January 1, 1975,

7% for those hired from January 1, 1975 through December 31, 1983, 8% for those hired from January 1, 1984 through June 30, 1996 and 9% for those hired on or after July 1, 1996, plus an additional 2% of compensation above $30,000 per year for those members hired on or after January 1, 1979. Employee contributions are 12% of compensation for members of the state police hired after July 1, 1996. Legislation enacted in Fiscal Year 2000 mandates that active members of the teachers' retirement system and teachers of the State-Boston retirement system who opt for this alternative program and all teachers hired on or after July 1, 2001 contribute 11% of regular compensation. Members who elect to participate are required to make a minimum of five years of retirement contributions at the 11% rate.

     Early Retirement Incentive Program. As a means of reducing payroll costs in Fiscal Year 2002 and 2003, the Commonwealth adopted two Early Retirement Incentive Programs (each, an "ERIP"), which offered an enhanced pension benefit to retirement-eligible employees. Employees retiring under the 2002 and 2003 ERIP programs totaled approximately 4,600 and 3,048, respectively. The legislation authorizing each ERIP directed the Public Employee Retirement Administration Commission ("PERAC") to file a report on the additional actuarial liabilities due to each ERIP. In its report for the 2002 ERIP, PERAC stated that the program resulted in an increased actuarial liability of $312.2 million. In its report for the 2003 ERIP, PERAC stated that the program resulted in an increased actuarial liability of $224.8 million.

     On September 29, 2005, PERAC released its actuarial valuation of the total pension obligation dated January 1, 2005. The unfunded actuarial accrued liability as of that date for the total obligation was approximately $13.419 billion, an increase of approximately $1.405 billion over the unfunded actuarial accrued liability as of January 1, 2004. The unfunded accrued actuarial liability as of January 1, 2005 was composed of unfunded actuarial accrued liabilities of approximately $3.364 billion for the State Employees' Retirement System, $ 8.483 billion for the State Teachers' Retirement System, $ 1.097 billion for Boston Teachers and $475 million for cost-of-living increases. The valuation study estimated the total actuarial accrued liability as of January 1, 2005 to be approximately $48.358 billion (comprised of $19.575 billion for Commonwealth employees, $ 26.167 billion for Commonwealth teachers, $2.141 billion for Boston Teachers and $475.0 million for cost-of-living increases). Total assets were valued at approximately $34.939 billion based on the five-year average valuation method, which equaled 98.4% of the January 1, 2005 total asset market value. The actuarial value of assets as of January 1, 2005 represented an increase of $ 894 million from the valuation of assets as of January 1, 2004. The funded ratio decreased to 72.3% as of January 1, 2005 from 73.9% as of January 1, 2004.

During 2004, there was an overall actuarial loss of approximately $1.2 billion. There was a non-investment gain on actuarial liability of approximately $163 million and a loss on assets (on an actuarial value basis) of approximately $1.4 billion. The unfunded accrued actuarial liability increase was primarily due to a loss on the actuarial value of assets during 2004. The return on assets was approximately 4.7% on an actuarial basis compared to the 8.25% investment return assumption and the 14.5% return on a market value basis. The actuarial loss reflects that part of the investment losses from 2000-2002, which were deferred in the prior valuation as a result of the five-year actuarial smoothing calculation, are now being recognized.

     Other Post-Employment Benefits. In addition to supplying pension benefits the Commonwealth is required to provide specific health care and life insurance benefits for retired employees of certain governmental agencies. All employees of the Commonwealth can potentially become eligible for such benefits if they reach the age of retirement while working in the State. Eligible individuals must contribute a particular percentage of the costs of the health care benefits, while participating eligible authorities must reimburse the Commonwealth for the cost of providing these benefits. The Commonwealth recognizes its share of the costs of providing these benefits when paid, on a "pay-as-you-go" basis. These payments totaled approximately $316.7 million for Fiscal Year 2005.

     Public Safety. The Commonwealth expects to expend a total of $1.346 billion in Fiscal Year 2006 for the Executive Office of Public Safety to ensure the safety of its citizens. The largest public safety agency under the Executive Office is the Department of Correction, which operates 18 correctional facilities across Massachusetts and will expend an estimated $454.1 million in Fiscal Year 2006. Other public safety agencies include the State Police, with estimated expenditures of $247.7 million in Fiscal Year 2006. In addition to the expenditures of the twelve state public safety agencies, the Commonwealth provides funding for the operation of sixteen regional jails and correctional facilities, for which the Commonwealth expects to expend an estimated $225.7 million in Fiscal Year 2006.

     Higher Education. The Commonwealth's system of higher education includes the five-campus University of Massachusetts, nine state colleges and 15 community colleges. The system is coordinated by the Commonwealth Board of Higher Education, and each institution is governed by a separate board of trustees. The operating revenues of each institution consist primarily of state appropriations and of student and other fees that may be imposed by the board of trustees of the institution. Tuition levels are set by the Board of Higher Education, and tuition revenue is required to be remitted to the State Treasurer by each institution. The board of trustees of each institution submits operating and capital budget requests annually to the Board of Higher Education. The legislature appropriates funds for the higher education system in the Commonwealth's annual operating budget in various line items for each institution. Fiscal Year 2006 spending on higher education is projected at $982.1 million.

     Other Program Expenditures. In Fiscal Year 2006, the remaining $2.543 billion in estimated expenditures on other programs and services cover a variety of functions of state government, including expenditures for the Judiciary ($684.5 million), District Attorneys ($84.2 million), the Attorney General ($37.5 million), the EOAF

($372.9 million), Environmental Affairs ($ 247.6 million), Transportation ($146.8 million) and the Department of Housing and Community Development ($847.4 million).

     Unemployment Trust Fund. The cash balance in the Massachusetts Unemployment Trust Fund as of February 28, 2006 was $464 million. The Division of Unemployment Assistance projects that the fund will not experience a cash deficit in Fiscal Year 2006 or 2007 and, during these periods, will not need to borrow from the Federal government.

Capital Spending

     The EOAF maintains a multi-year capital spending plan, including an annual administrative limit on certain types of capital spending by state agencies. In Fiscal Year 2006 the annual limit was $1.25 billion, plus unexpected amounts carried forward from prior years. In addition to capital expenditures subject to the annual administrative limit, the Commonwealth also will invest significant funds during Fiscal Year 2006 in the construction of the CA/T Project (estimated at $461 million), the Boston and Springfield convention centers (estimated at $40 million) and other projects. Most notable among these other expenditures during Fiscal Year 2006 is providing the MSBA with the remaining $435 million of the $1 billion in funds from general obligation bonds.

     Central Artery/Ted Williams Tunnel Project. The largest single component of the Commonwealth's capital program currently is the CA/T Project, a major construction project that is part of the completion of the Federal interstate highway system. The project involves the depression of a portion of Interstate 93 in downtown Boston (the Central Artery), which is now an elevated highway, and the construction of a new tunnel under Boston harbor (the Ted Williams Tunnel) to link the Boston terminus of the Massachusetts turnpike (Interstate 90) to Logan International Airport and points north. Substantial completion of the CA/T Project occurred on January 13, 2006, and final completion of the surface roadways was expected to occur by mid-Summer of 2006. The remaining work will be completed in Fiscal Year 2007 or 2008.

     Progress/Schedule Update. As of February 28, 2006, approximately $14.199 billion was under contract or agreement, which constitutes 97.1% of total budgeted costs for the CA/T Project.

     The independent auditor engaged by the State has filed its draft final report which concluded that the total cost estimate of the CA/T Project in the amount of $14.625 billion was aggressive but did not recommend that the estimate be increased. Through the Federal fiscal year ended September 30, 2004 the CA/T Project had received obligation authority with respect to all but $81 million of the Federal financial assistance available to the project (other than amounts allocable to principal of Federal grant anticipation notes). The remaining $81 million was expected to be obligated by the end of June 2005, but has not yet been made available pending Federal approval of the most recent finance plan, which was submitted on July 30, 2004. Federal review of the 2004 finance plan is ongoing. In the event that the 2004 finance plan is not approved prior to the end of September 30, 2005 the Commonwealth expects to apply the $81 million of unobligated authority to other eligible transportation projects within the Commonwealth and/or to principal of the grant anticipation notes and to reapply for $81 million of Federal obligation authority in the next Federal fiscal year.

     Claims and Economic Risks. The Claims and Changes Department (the "CCD") of the CA/T Project is responsible for administering the commercial aspects of the CA/T Project's construction contracts. The CCD has made substantial progress in recent years in resolving contractor claims, although significant items remain open. The CA/T Project reports that settlements have been within expectations on an overall basis and that contingency reserves are expected to be adequate.

     The weak economy and resolution of contractor claims, including global settlements, at amounts lower, and/or received later, than anticipated by contractors, among other factors, create cash flow and credit issues for affected CA/T Project contract work. If an affected contractor with significant critical path contract work toward an overall project completion milestone were to become insolvent, or otherwise fail to complete its contract work, it is possible that there would be a substantial or material impact on CA/T Project schedule and cost, although the likelihood and potential severity of such impact diminish as the CA/T Project progresses towards completion. Recent media reports refer to the financial difficulties of a particular CA/T Project contractor. The Turnpike Authority is monitoring that contractor's progress with respect to its obligations under CA/T Project contracts and its continuing ability to complete those obligations on an ongoing basis. The contractor continues to progress its work on the CA/T Project, and the Turnpike Authority has not received information that the contractor's financial status will prevent its contractual obligations from being met or the CA/T Project from being completed in accordance with the current schedule.

     Massachusetts Bay Transportation Authority. Beginning in Fiscal Year 2001, the finances of the MBTA were restructured, and its financial relationship to the Commonwealth changed materially. The MBTA finances and operates mass transit in eastern Massachusetts. The MBTA issues its own bonds and notes and is also responsible for the payment of obligations issued by the Boston Metropolitan District prior to the creation of the MBTA in 1964. The Commonwealth is obligated to provide the MBTA with a portion of the revenues raised by its sales tax, which is dedicated to the MBTA under a trust fund. The dedicated revenue stream is used to meet the Commonwealth's debt service obligations related to certain outstanding MBTA debt and to meet the MBTA's other operating and debt service needs. The MBTA is authorized to assess a portion of its costs on 175 cities and towns in eastern Massachusetts: after a five-year phase-in of reduced assessments (from approximately $144.6 million in Fiscal Year 2001 to approximately $136 million in Fiscal Year 2006) the cities and towns are legally required to pay assessments equal to at least $136 million in the aggregate, as adjusted for inflation (with no annual increase to exceed 2.5% per year).

     Prior to July 1, 2000, the Commonwealth provided financial support of the MBTA through guarantees of the debt service on its bonds and notes, contract assistance generally equal to 90% of the debt service on outstanding MBTA bonds and payment of its net cost of service. The MBTA's net cost of service was financed by the issuance of short-term notes by the MBTA and by cash advances from the Commonwealth. The November 1999 legislation that provided for state sales tax revenues to be dedicated to the MBTA also required the Commonwealth to defray the cost of an 18-month lag (from January 1, 1999 through June 30, 2001) in operating subsidies that were previously financed through such short-term notes and the advancement of cash reserves from the Commonwealth. This cost has been estimated by the Commonwealth to amount to $848.3 million. This cost, plus an additional $100 million to provide working capital to the MBTA, was financed in part by the issuance of $800 million of Commonwealth general obligation bonds and by $10.5 million in operating appropriations. The balance was financed by a transfer from the Commonwealth's Highway Capital Projects Fund, which initially was expected to be amortized over 20 years in the Commonwealth's operating budget.

     Beginning July 1, 2000, the Commonwealth's annual obligation to support the MBTA for operating costs and debt service was limited to a portion of the state sales tax revenues, but the Commonwealth remains contingently liable for the payment of MBTA bonds and notes issued prior to July 1, 2000. The Commonwealth's obligation to pay such prior bonds is a general obligation. As of June 30, 2003, the MBTA had approximately $2.834 billion of such prior bonds outstanding. Such bonds are currently scheduled to mature annually through Fiscal Year 2030, with annual debt service in the range of approximately $270 million to $292 million through Fiscal Year 2013 and declining thereafter.

Commonwealth Indebtedness

     General Authority to Borrow. Under its constitution, the Commonwealth may borrow money (a) for defense or in anticipation of receipts from taxes or other sources, any such loan to be paid out of the revenue of the year in which the loan is made, or (b) by a two-thirds vote of the members of each house of the legislature present and voting thereon. The constitution further provides that borrowed money shall not be expended for any other purpose than that for which it was borrowed or for the reduction or discharge of the principal of the loan. In addition, the Commonwealth may give, loan or pledge its credit by a two-thirds vote of the members of each house of the legislature present and voting thereon, but such credit may not in any manner be given or loaned to or in aid of any individual, or of any private association, or of any corporation which is privately owned or managed.

     General Obligation Debt. The Commonwealth issues general obligation bonds and notes pursuant to Commonwealth law. General obligation bonds and notes issued thereunder are deemed to be general obligations of the Commonwealth to which its full faith and credit are pledged for the payment of principal and interest when due, unless specifically provided otherwise on the face of such bond or note. As of January 1, 2005, the Commonwealth had approximately $17.4 billion in issued and outstanding general obligation debt. At the end of Fiscal Year 2004, the Commonwealth had approximately $6.83 billion of authorized but unissued debt.

     Notes. The Commonwealth is authorized to issue short-term general obligation debt as revenue anticipation notes or bond anticipation notes. Revenue anticipation notes may be issued by the Treasurer in any fiscal year in anticipation of the receipts for that year and must be repaid no later than the close of the fiscal year in which they are issued. Bond anticipation notes may be issued by the Treasurer in anticipation of the issuance of bonds, including special obligation convention center bonds. The Commonwealth currently has liquidity support for a $1 billion commercial paper program for general obligation notes, through five $200 million credit lines, which expire in December 2006, March 2007, December 2007, September 2008 and November 2015, respectively.

     Synthetic Fixed Rate Bonds. In connection with the issuance of certain general obligation bonds that were issued as variable rate bonds, the Commonwealth has entered into interest rate exchange (or "swap") agreements with certain counterparties pursuant to which the counterparties are obligated to pay the Commonwealth an amount equal to the variable rate payment on the related bonds and the Commonwealth is obligated to pay the counterparties a stipulated fixed rate. Only the net difference in interest payments is actually exchanged with the counterparty, and the Commonwealth is responsible for making the interest payments to the variable rate bondholders. The effect of the agreements is to fix the Commonwealth's interest payment obligations with respect to the variable rate bonds. The Commonwealth will be exposed to a variable rate if the counterparties default or if the swap agreements are terminated. Termination of a swap agreement may also result in the Commonwealth's making or receiving a termination payment. As of January 1, 2006, the amount of such variable rate bonds outstanding was $2.107 billion.

Variable Rate Demand Bonds, Auction Rate Securities and U.Plan Bonds. As of January

1, 2006, the Commonwealth had outstanding approximately $184 million of variable rate demand bonds with liquidity support provided by commercial banks under agreements scheduled to terminate in February 2006. On March 3, 2006 the Commonwealth issued $350 million of additional variable rate demand bonds with liquidity support provided by commercial banks under agreements terminating in March 2011 and March 2013. As of January 1, 2006, the Commonwealth had outstanding $401.5 million of auction rate securities and approximately $87.1 million of variable rate "U.Plan" bonds, sold in conjunction with a college savings program administered by the Massachusetts Educational Financing Authority, which bear deferred interest at a rate equal to the percentage change in the consumer price index plus 2%, together with current interest at the rate of 0.5%.

     Interest Rate Swap Agreement Dispute. The Commonwealth is party to an interest rate swap agreement relating to the Commonwealth's General Obligation Refunding Bonds 2001 Series B and 2001 Series C, pursuant to which the Commonwealth makes payments at a fixed rate of 4.15% per annum and receives payments from its swap counterparty at a floating rate based on the actual rate on its bonds, which are variable rate obligation bonds. The notional amount of the swap currently is $496,225,000 and the scheduled termination date is January 1, 2021. Swap payments are made monthly, with the Commonwealth netting its fixed rate obligation against the floating rate amount due from the swap counterparty. The swap documentation provides that the method for determining the floating rate obligation of the counterparty may change upon an "Event of Taxability" as defined therein. The swap counterparty has asserted that an Event of Taxability has occurred and that, as a result, commencing May 3, 2004, the Commonwealth's monthly net payments to the counterparty must be increased. The Commonwealth disagrees with this assertion and, on April 23, 2004, filed a complaint in Suffolk County Superior Court seeking a declaratory judgment and related preliminary injunction relief. The swap payment made by the Commonwealth on May 3, 2004 was calculated based on the pre-existing method. The

Commonwealth and the swap counterparty have agreed that the Commonwealth may continue to make payments based on the pre-existing method pending the resolution of the action, subject to the swap counterparty's right to recover the difference if the Action is decided adversely to the Commonwealth. As of January 1, 2006 this difference is estimated to be approximately $2 million. The Commonwealth estimates that the difference in the present value to the Commonwealth of paying under the pre-existing method, instead of the method asserted by the swap counterparty, is approximately $25.7 million calculated as of January 1, 2006.

Special Obligation Debt.

     Highway Fund. The Commonwealth is authorized to issue special obligation bonds secured by all or a portion of revenues accounted to the Highway Fund. Revenues that are currently accounted to the Highway Fund are primarily derived from taxes and fees relating to the operation or use of motor vehicles in the Commonwealth, including the motor fuels excise tax. As of January 1, 2006, the Commonwealth had outstanding $770.1 million of such special obligation bonds, including $761.4 million of such bonds secured by a pledge of 6.86¢ of the 21¢ motor fuels excise tax.

     Convention Center Fund. The Commonwealth is authorized to issue $694.4 million of special obligation bonds for the purposes of a new convention center in Boston ($609.4 million), the Springfield Civic Center ($66 million) and the Worcester convention center ($19 million). The bonds are to be payable from moneys credited to the Boston Convention and Exhibition

Center Fund created by legislation, which include the receipts from a 2.75% convention center financing fee added to the existing hotel tax in Boston, Cambridge, Springfield and Worcester, sales tax receipts from establishments near the proposed Boston facility, a surcharge on car rentals in Boston, a parking surcharge at all three facilities, the entire hotel tax collected at hotels located near the new Boston facility, and all sales tax and hotel tax receipts at new hotels in Boston and Cambridge. In June 2004, $686.7 million of special obligation bonds were issued, secured solely by the pledge of receipts of tax revenues within the special districts surrounding the centers and other special revenues connected to such facilities, $638.7 million of which remain outstanding as of January 1, 2006.

     Federal Grant Anticipation Notes. The Commonwealth has issued Federal grant anticipation notes yielding aggregate net proceeds of $1.5 billion, the full amount authorized, to finance the current cash flow needs of the CA/T Project in anticipation of future Federal reimbursements. The notes are not general obligations of the Commonwealth. The notes mature between Fiscal Year 2006 and Fiscal Year 2015, inclusive. Under the trust agreement securing the notes, aggregate annual debt service on grant anticipation notes may not exceed $216 million. Such notes are secured by the pledge of Federal highway construction reimbursement payments and by a contingent pledge of certain motor fuels excises.

     On July 16, 2003, the Commonwealth issued special obligation refunding notes for the purpose of crossover refunding approximately $408 million of outstanding Federal grant anticipation notes in 2008 and in 2010. Until the crossovers occur, interest on the notes will be paid solely by an escrow account established with the proceeds of the notes. Upon the refunding of $408 million of outstanding Federal grant anticipation notes on the crossover dates, the refunding notes will become secured by the Grant Anticipation Note Trust Fund. As of January

1, 2006, $1.85 billion of such notes, inclusive of the special obligation crossover refunding notes, remain outstanding.

Litigation

     There are pending in state and Federal courts within the Commonwealth and in the Supreme Court of the United States various suits in which the Commonwealth is a party. In the opinion of the Attorney General, no litigation is pending or, to his knowledge, threatened which is likely to result, either individually or in the aggregate, in final judgments against the Commonwealth that would affect materially its financial condition.

     Commonwealth Programs and Services. From time to time actions are brought against the Commonwealth by the recipients of governmental services, particularly recipients of human services benefits, seeking expanded levels of services and benefits and by the providers of such services challenging the Commonwealth's reimbursement rates and methodologies. To the extent that such actions result in judgments requiring the Commonwealth to provide expanded services or benefits or pay increased rates, additional operating and capital expenditures might be needed to implement such judgments.

     Ricci v. Murphy. Challenges by residents of five state schools for the retarded resulted in a consent decree in the 1970's that required the Commonwealth to upgrade and rehabilitate the facilities in question and to provide services and community placements in western

Massachusetts. The trial court issued orders in October 1986, leading to termination of active judicial supervision. On May 25, 1993, the trial court entered a final order vacating and replacing all consent decrees and court orders. In their place, the final order requires lifelong provision of individualized services to class members and contains requirements regarding staffing, maintenance of effort (including funding) and other matters.

     On July 14, 2004, a subset of plaintiffs filed a motion to re-open the case and enforce the final order of May 25, 1993, asserting various reasons why the Department of Mental Retardation (the "DMR") is not in compliance with the 1993 final order, mostly relating to the Commonwealth's plan to close certain intermediate care facilities. Another subgroup of plaintiffs continues to engage in a mediation process with the DMR. The DMR filed a responsive pleading on August 16, 2004, asserting that all of the final order requirements had been met. The Disability Law Center filed a motion to intervene shortly thereafter. The court has continued to call the parties in on an occasional basis to discuss ongoing issues such as plaintiffs' access to certain records. The most recent such status conference took place on February 8, 2006.

     Rolland v. Romney. This case is a class action to compel the Commonwealth to provide certain community placements and services to nursing home residents with mental retardation or other developmental disabilities. In January 2000, the District Court approved a settlement agreement among the parties providing that the Commonwealth would offer certain benefits to the affected class until 2007. The DMR estimates that the agreement will cost approximately $5 million per fiscal year for seven years.

     Lima v. Preston. Plaintiffs in a class action seek to enjoin the Executive Office of Health and Human Services from eliminating Medicaid eligibility for certain immigrants , thereby increasing the range of their emergency medical services. Following denial of the plaintiffs' proposal for partial summary judgment in early 2006, the parties are looking into different possibilities for final resolution of the dispute through settlement or appellate proceedings.

     Rosie D. v. Governor. Plaintiffs asserted claims under provisions of the Federal Medicaid law. Specifically, plaintiffs assert that the Commonwealth is required to, yet does not, provide them with intensive home-based mental health services.

Plaintiffs have not quantified the cost of the services they seek . Trial was held from April 25 through June 9, 2005. On January 26, 2006, the court issued its decision finding in favor of the plaintiffs on two of three counts of the complaint and ordering the parties to meet and attempt to achieve an agreed-upon plan. The parties are currently in negotiations.

     Jane Doe, by John Doe v. Ronald Preston. This is a civil rights action asserting that the defendants have maintained a policy that allows juveniles in the custody of the Department of Youth Services ("DYS") to be strip-searched in violation of their constitutional rights. The plaintiff is seeking certification of a class of juveniles committed to the custody of DYS. No class has yet been certified, but potential class size would be approximately 15,000 to 20,000 juveniles. Defendants have sought summary judgment on qualified immunity grounds, which, if granted, would likely dispose of the entire case. Potential liability if summary judgment is not granted for the defendants could exceed $20 million due to the expected size of the class.

     Health Care for All v. Romney et al. A group of individual plaintiffs brought a complaint for injunctive and declaratory relief, challenging the Commonwealth's administration of the MassHealth dental program. Specifically, the plaintiffs assert that the Commonwealth's administration of the dental program fails to comply with the requirements allegedly imposed by the Federal Medicaid Act.

     By memorandum of decision entered July 15, 2005, the trial court determined that, with respect to eligible children, the Commonwealth has violated sections of the Federal Medicaid Act that require prompt provision of services, adequate notice, and treatment at reasonable intervals. The court further held that these violations resulted, in part, from insufficient reimbursement to providers of dental services. No violations were found with respect to adult enrollees. The court ordered the parties to develop a joint remedial program and judgment, and report to the court thereon by August 31, 2005. Proposals contained in the joint remedial program include an increase in dental reimbursement rates for Medicaid eligible children, effective July 1, 2006, the hiring of a third party administrator for the dental program at a possible yearly cost of $6.6 million and other program changes and monitoring mechanisms that would further increase MassHealth spending by an estimated amount of $10 million to $30 million over the next several years. Final judgment incorporating the agreed-on remedial plan and payment of attorneys' fees was entered in January 2006.

     Environmental Matters. The Commonwealth is engaged in various lawsuits concerning environmental and related laws, including an action brought by the U.S. Environmental Protection Agency alleging violations of the Clean Water Act and seeking to reduce the pollution in Boston Harbor. See United States v. Metropolitan District Commission. See also

Conservation Law Foundation v. Metropolitan District Commission and United States v. South Essex Sewage. The Massachusetts Water Resources Authority ("MWRA"), successor in liability to the Metropolitan District Commission ("MDC"), has assumed primary responsibility for developing and implementing a court-approved plan and timetable for the construction of the treatment facilities necessary to achieve compliance with the Federal requirements. The MWRA currently projects that the total cost of construction of the wastewater facilities required under the court's order, not including certain costs, will be approximately $3.142 billion in current dollars, with approximately $131 million to be spent after June 30, 2001. The MWRA anticipates spending approximately $633 million after that date to cover certain additional costs. Under the Clean Water Act, the Commonwealth may be liable for any cost of complying with any judgment in these or any other Clean Water Act cases to the extent the MWRA or a municipality is prevented by state law from raising revenues necessary to comply with such a judgment.

     Wellesley College (the "College") is seeking contribution from the Commonwealth for costs related to environmental contamination on the Wellesley College campus and adjacent areas, including Lake Waban. On September 5, 2001, the court entered judgment incorporating a partial settlement between the parties, under which the College will fund a clean up of hazardous materials at the campus and the northern shoreline of Lake Waban expected to cost approximately $40 million. Subject to the terms of the partial settlement, the Commonwealth has reimbursed the College approximately $1.1 million from an escrow account, after the Department of Environmental Protection determined that the clean up had been properly performed. The clean up of the remainder of Lake Waban, downstream areas and groundwater is not addressed under the current clean up plan, as the Department has not yet selected a remedy for these areas. Once a remedy is determined and costs are known, negotiations may be reopened with the College. The Commonwealth and the College have reserved their rights against each other regarding liability for the future clean up costs for this part of the site, which could involve tens of millions of dollars.

     In re Massachusetts Military Reservation (pre-litigation). The Commonwealth is engaged in preliminary discussions regarding natural resource damage at the Massachusetts Military Reservation on Cape Cod. The Commonwealth's Executive Office of Environmental Affairs is the State Natural Resources Trustee. Federal Trustees claim that the Commonwealth and others are liable for natural resource damages due to widespread contamination primarily from past military activities at the Reservation. This asserted liability also may extend to response actions and related activities necessary to remediate the site. The assessment process for natural resource damages is set forth in Federal regulations and is expected to take many month to complete. While no recent comprehensive estimate of natural resource damages and response actions is available, it is expected that the damages and response actions may cost at least tens of millions of dollars. Currently the Commonwealth is in settlement negotiations with one of the private contractors regarding contamination at a portion of the site.

Conservation Law Foundation v. Romney. An environmental group has brought a Clean

Air Act citizens' suit in U.S. District Court to try and convince the Commonwealth to enhance its mass transit system in connection with the approaching completion of the CA/T Project. Two mass transit projects that the plaintiff is advocating for, but that the Commonwealth is not presently preparing to build, are the restoration of the Arborway branch of the MBTA's Green Line in the Jamaica Plain section of Boston and the construction of a subway line in downtown Boston connecting the Charles/MGH station on the MBTA's Red Line with the Bowdoin station on the MBTA's Blue Line. The Commonwealth has moved to dismiss some of the plaintiff's allegations on the ground that they are not legally cognizable under the Clean Air Act. That motion was partially allowed and partially denied.

     Taxes and Revenues. There are several other tax cases pending which could result in significant refunds if taxpayers prevail. It is the policy of the Attorney General and the Commissioner of Revenue to defend such actions vigorously on behalf of the Commonwealth, and the descriptions that follow are not intended to imply that the Commissioner has conceded any liability whatsoever. As of June 30, 2005, approximately $125 million in contingent liabilities exist in the aggregate in the tax cases pending before the Appellate Tax Board or on appeal to the Appeals Court or the Supreme Judicial Court.

Eminent Domain.

     Perini Corp., Kiewit Constr. Corp., Jay Cashman, Inc., d/b/a Perini – Kiewit – Cashman Joint Venture v. Commonwealth. In six consolidated cases and related potential litigation, plaintiffs make claims for alleged increased costs arising from differing site conditions and other causes of delay on the CA/T Project. Plaintiffs have asserted claims in excess of $150 million. These claims are at various stages of resolution with various courts and administrative panels.

     Swachman v. Commonwealth of Massachusetts. The Commonwealth, through its Division of Capital Asset Management, recently took by eminent domain certain property in Worcester to build a new courthouse for Worcester County. Suit was filed in trial court in May 2004 seeking additional compensation in an amount up to $30 million. Discovery is ongoing.

     American Council of Engineering Cos v. Mass Turnpike, Mass Highway Department and the Commonwealth of Massachusetts. The plaintiff asserts that, due to the financial difficulties of two insurers who are part of the CA/T Project's Owner-Controlled Insurance Program, the CA/T Project is contractually required to replace two insurance policies totaling $25 million. The Commonwealth's motion to dismiss has been denied and discovery is ongoing.

Nathaniel Lavallee, et al. v. Justices of Hampden Superior Court et al.; Michael

Carabello et al v. Justices of Hampden Superior Court et al.; Arianna S. et al. v. Commonwealth of Massachusetts and two other cases. In July 2004, the Commonwealth's

Supreme Judicial Court decided that the constitutional rights of indigent criminal defendants in Hampden County had been violated. The Court found that the Committee for Public Counsel Services ("CPCS") could not appoint attorneys for the plaintiffs because the compensation the attorneys would have received from the State was so low that the attorneys had become unwilling to accept appointments. The Court ruled that these defendants must be released from custody if they have been incarcerated pending trial for more than seven days without counsel, and that charges must be dismissed without prejudice after 45 days without counsel. The Court declined to order an increase in rates of bar advocate compensation. Since then, attorneys have been appointed within permissible time limits in every case to date. On the whole, litigation in these cases is not currently active, but could be resumed if the shortage of available attorneys returns.

     Central Artery/Tunnel Cost Recovery Program Litigation. In 2004, ten civil actions were filed by the Commonwealth and the MTA against section design consultants of the CA/T Project, which claimed that the designers' errors and omissions caused the CA/T Project to expend additional costs during construction. The actions were filed as part of the CA/T Project's Cost Recovery Program to recoup extra costs directly caused by the designers' errors and omissions in the design. The Commonwealth and the MTA also filed a complaint in 2004 against the Project's management consultant, Bechtel/Parsons Brinckerhoff, a joint venture. The main claim in this case, which was stayed until December 31, 2005, is the defendants' failure to disclose the true cost of the CA/T Project. The cost recovery efforts were transferred to the Attorney General's office effective February 1, 2005.

APPENDIX B

Rating Categories

Description of certain ratings assigned by S&P, Moody's and Fitch:

S&P

Long-term

AAA

     An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA

     An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A

     An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB

     An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

     Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

     An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B

     An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC

     An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C

     A subordinated debt or preferred stock obligation rated 'C' is currently highly vulnerable to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D

     An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

r

     The symbol 'r' is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk—such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

N.R.

     The designation 'N.R.' indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

     Note: The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign designation to show relative standing within the major rating categories.

Short-term

SP-1

     Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.

SP-2

     Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

Speculative capacity to pay principal and interest.

Commercial paper

A-1

     This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

Moody's

Long-term

Aaa

     Bonds rated 'Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

     Bonds rated 'Aa' are judged to be of high quality by all standards. Together with the 'Aaa' group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in 'Aaa' securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the 'Aaa' securities.

A

     Bonds rated 'A' possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

     Bonds rated 'Baa' are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

     Bonds rated 'Ba' are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

     Bonds rated 'B' generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa

     Bonds rated 'Caa' are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca

     Bonds rated 'Ca' represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C

     Bonds rated 'C' are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from 'Aa' through 'Caa'. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Prime rating system (short-term)

     Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

Leading market positions in well-established industries.

High rates of return on funds employed.

     Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     Well-established access to a range of financial markets and assured sources of alternate liquidity.

MIG/VMIG\U.S. short-term

     Municipal debt issuance ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels\MIG 1 through MIG 3.

     The short-term rating assigned to the demand feature of variable rate demand obligations (VRDOs) is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG 1/VMIG1

     This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2

     This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3/VMIG 3

     This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG

     This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Fitch

Long-term investment grade

AAA

     Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

     Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

     High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

     Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Long-term speculative grade

BB

     Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

     Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C

     High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. 'CC' ratings indicate that default of some kind appears probable. 'C' ratings signal imminent default.

DDD, DD, D

     Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. 'DD' ratings indicate potential recoveries in the range of 50% - 90% and 'D' the lowest recovery potential, i.e., below 50%.

     Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.

Short-term

     A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

     Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

'NR' indicates that Fitch does not rate the issuer or issue in question.

     Notes to long-term and short-term ratings: A plus (+) or minus (-) sign designation may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' long-term rating category, to categories below 'CCC', or to short-term ratings other than 'F1.'

DREYFUS MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

PART C. OTHER INFORMATION

Item 23. Exhibits

(a)	Registrant's Amended and Restated Declaration of Trust is incorporated by reference to Exhibit (1) of Pre- Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on May 28, 1992, and Exhibit (1)(b) of Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A, filed on June 30, 1994.

(b)	Registrant's By-Laws, as amended.

(d)	Management Agreement is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on July 25, 2005.

(e)	Distribution Agreement is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on July 25, 2005.

(g)(i)	Amended and Restated Custody Agreement is incorporated by reference to Exhibit (8)(a) of Post-Effective
Amendment No. 4 to the Registration Statement on Form N-1A, filed on June 30, 1994.

(g)(ii)	Amendment to Custody Agreement is incorporated by reference to exhibit (g)(ii) of Post-Effective
Amendment No. 13 to the Registration Statement on Form N-1A, filed on July 30, 2001.

(g)(iii)	Foreign Custody Manager Agreement is incorporated by reference to exhibit (g)(iii) of Post-Effective
Amendment No. 13 to the Registration Statement on Form N-1A, filed on July 30, 2001.

(h)	Shareholder Services Plan is incorporated by reference to Exhibit (9) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on July 18, 1995.

(j)	Consent of Independent Registered Public Accounting Firm.

(p) Code of Ethics.

Other Exhibits

(b) Certificate of Assistant Secretary.

Item 24.	Persons Controlled by or under Common Control with Registrant.
Not Applicable

Item 25. Indemnification

The Statement as to the general effect of any contract, arrangements or statute under which a Board member, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any Board member, officer, affiliated person or underwriter for their own protection, is incorporated by reference to Exhibit (b) of Part C of Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed on July 27, 2000.

Reference is also made to the Distribution Agreement attached as Exhibit (e)(i) of this Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A.

Item 26. Business and Other Connections of Investment Adviser.

The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer and distributor of other investment companies advised and administered by Dreyfus. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.

C-2

ITEM 26.	Business and Other Connections of Investment Adviser (continued)

Officers and Directors of Investment Adviser

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Jonathan Baum	Scudder Investments	Chief Operating Officer	7/02 – 1/05
Vice Chair – Distribution	345 Park Avenue
New York, New York 10154

	Scudder Distributors, Inc.	President	7/02 – 1/05
	345 Park Avenue	Chief Executive Officer	7/02 – 1/05
New York, New York 10154

Stephen R. Byers	Lighthouse Growth Advisors LLC++	Member, Board of	9/02 – 9/05
Director, Vice Chair and		Managers
Chief Investment Officer

	Dreyfus Service Corporation++	Senior Vice President	3/00 - Present

	Founders Asset Management,	Member, Board of	6/02 – Present
	LLC****	Managers

	Dreyfus Investment Advisors,	Chief Investment Officer	2/02 - 7/05
	Inc. ++	Director	2/02 - 7/05

Stephen E. Canter	Mellon Financial Corporation+	Vice Chairman	6/01 – Present
Chair of the Board and
Chief Executive Officer	Mellon Bank, N.A.+	Vice Chairman	6/01 - Present

	Standish Mellon Asset Management	Board Manager	7/03 – Present
Company, LLC*

	Newton Management Limited	Director	2/99 – Present
London, England

	Mellon Equity Associates, LLP+	Executive Committee	1/99 – Present
Member

	Franklin Portfolio Associates,	Director	2/99 – Present
LLC*

	Franklin Portfolio Holdings, Inc.*	Director	2/99 – Present

	TBCAM Holdings, LLC*	Director	2/99 – Present

	Mellon Capital Management	Director	1/99 – Present
Corporation***

	Founders Asset Management LLC****	Member, Board of	12/97 - Present
Managers
		President	4/06 – Present
		Chief Executive Officer	4/06 – Present

	Dreyfus Founders Funds, Inc.****	President	4/06 – Present
		Principal Executive	4/06 – Present
Officer

C-4

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Stephen E. Canter	The Dreyfus Trust Company+++	Director	6/95 - Present
Chair of the Board and		Chairman	1/99 - Present
Chief Executive Officer		President	1/99 - Present
(continued)		Chief Executive Officer	1/99 - Present

J. Charles Cardona	Dreyfus Investment Advisors,	Chairman of the Board	2/02 - 7/05
Director and Vice Chair	Inc.++
	Boston Safe Advisors, Inc.++	Director	10/01 - 5/05

	Dreyfus Service Corporation++	Executive Vice President	2/97 - Present
		Director	8/00 - Present

Diane P. Durnin	Seven Six Seven Agency, Inc. ++	Director	4/02 - 6/05
Vice Chair and Director

Thomas F. Eggers	Dreyfus Service Corporation++	Chairman	4/05 - Present
President, Chief Operating		Chief Executive Officer	4/05 - Present
Officer and Director
	Dreyfus Service Organization++	Director	4/05 - Present

	Founders Asset Management LLC****	Member, Board of	4/05 - Present
Managers

	Lighthouse Growth Advisers LLC++	Member, Board of	4/05 - 9/05
Managers

	Seven Six Seven Agency, Inc.++	Director	6/05 - Present

	Scudder Investments, Inc.	President	5/02 - 3/05
	345 Park Avenue	Chief Executive Officer	5/02 - 3/05
New York, NY 10154

	Scudder Distributors, Inc.	Chairman	5/02 - 3/05
345 Park Avenue
New York, NY 10154

Steven G. Elliott	Mellon Financial Corporation+	Director	1/01 - Present
Director		Senior Vice Chairman	1/99 - Present

	Mellon Bank, N.A.+	Director	1/01 - Present
		Senior Vice Chairman	3/98 – Present

	Mellon Financial Services	Director	1/96 - Present
	Corporation #1	Vice President	1/96 - Present
Mellon Bank Center, 8th Floor
1735 Market Street
Philadelphia, PA 19103

	Allomon Corporation	Director	12/87 - Present
Two Mellon Bank Center
Pittsburgh, PA 15259

	Mellon Funding Corporation+	Director	8/87 – Present

	Mellon Ventures, Inc. +	Director	1/99 – Present

C-5

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Robert P. Kelley	Mellon Financial Corporation+	Chairman	2/06 – Present
Director		President	2/06 – Present
		Chief Executive Officer	2/06 – Present
Executive Committee
		Member	2/06 – Present

	Mellon Bank, N.A. +	Chairman	2/06 – Present
		President	2/06 – Present
		Chief Executive Officer	2/06 – Present
Executive Committee
		Member	2/06 – Present

	The Cadillac Fairview	Board Member	3/00 – Present
Corporation Limited
20 Queen Street West
Toronto, Ontario M5H 3R4

	Wachovia Corporation	Chief Financial Officer	11/00 – 2/06
301 South College Street
One Wachovia Center
Charlotte, North Carolina 28288

David F. Lamere	Mellon Financial Corporation +	Vice Chairman	9/01 – Present
Director
	Wellington-Medford II Properties, Inc.	President and Director	2/99 – Present
Medford, MA

	TBC Securities Co., Inc.	President and Director	2/99 – Present
Medford, MA

	The Boston Company, Inc. *	Chairman & CEO	1/99 – Present

	Mellon Trust of New England, N.A.*	Chairman & CEO	1/99 – Present

	Newton Management Limited	Director	10/98 - Present
London, England

	Laurel Capital Advisors, LLP+	Executive Committee	8/98 – Present
Member

	Mellon Bank, N.A. +	Vice Chairman	9/01 - Present
		Exec. Management	8/01 - Present
Group

	Mellon United National Bank	Director	11/98 - Present
2875 Northeast 191st Street,
North Miami, FL 33180

	Mellon Global Investing Corp.+	President	1/00 - Present

Ronald P. O’Hanley	Mellon Financial Corporation+	Vice Chairman	6/01 - Present
Director

	Mellon Bank, N.A. +	Vice Chairman	6/01 – Present

	TBC General Partner, LLC*	President	7/03 - Present

C-6

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Ronald P. O’Hanley	Standish Mellon Asset Management	Board Member	7/01 – Present
Director	Company, LLC
(continued)	One Financial Center
Boston, MA 02211

	Franklin Portfolio Holdings, LLC*	Director	12/00 - Present

	Franklin Portfolio Associates,	Director	4/97 – Present
LLC*

	Pareto Partners (NY)	Partner Representative	2/00 – Present
505 Park Avenue
NY, NY 10022

	Buck Consultants, Inc.++	Director	7/97 – Present

	Newton Management Limited	Executive Committee	10/98 - Present
	London, England	Member
		Director	10/98 - Present

	Mellon Global Investments Japan Ltd.	Non-Resident Director	11/98 - 4/06
Tokyo, Japan

	TBCAM Holdings, LLC*	Director	1/98 – Present

	Fixed Income (MA) Trust*	Trustee	6/03 – Present

	Fixed Income (DE) Trust*	Trustee	6/03 – Present

	Pareto Partners	Partner Representative	5/97 – Present
271 Regent Street
London, England W1R 8PP

	Mellon Capital Management	Director	2/97 – Present
Corporation***

	Mellon Equity Associates, LLP+	Executive Committee	1/98 – Present
Member
		Chairman	1/98 - Present

	Mellon Global Investing Corp.*	Director	5/97 – Present
		Chairman	5/97 - Present
		Chief Executive Officer	5/97 - Present

J. David Officer	Dreyfus Service Corporation++	President	3/00 - Present
Vice Chair and Director		Director	3/99 - Present

	MBSC, LLC++	Manager, Board of	4/02 - Present
Managers
		President	4/02 – Present

	Boston Safe Advisors, Inc. ++	Director	10/01 - 5/05

	Dreyfus Transfer, Inc. ++	Chairman and Director	2/02 - Present

	Dreyfus Service Organization,	Director	3/99 - Present
Inc.++

C-7

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

J. David Officer	Dreyfus Insurance Agency of	Director	5/98 - 10/04
Vice Chair and Director	Massachusetts, Inc.++
(continued)
	Seven Six Seven Agency, Inc.++	Director	10/98 - 6/05

	Mellon Residential Funding Corp. +	Director	4/97 - Present

	Mellon Bank, N.A.+	Executive Vice President	2/94 - Present

	Laurel Capital Advisors+	Chairman	1/05 - Present
		Chief Executive Officer	1/05 - Present

	Mellon United National Bank	Director	3/98 - Present
1399 SW 1st Ave., Suite 400
Miami, Florida

Mark N. Jacobs	Dreyfus Investment	Director	4/97 - 7/05
General Counsel,	Advisors, Inc.++
Executive Vice President, and
Secretary
	The Dreyfus Trust Company+++	Director	3/96 - Present

	The TruePenny Corporation++	President	10/98 - 11/04
		Director	3/96 - 11/04

Patrice M. Kozlowski	None
Senior Vice President –
Corporate
Communications

Gary Pierce	Lighthouse Growth Advisors LLC++	Member, Board of	7/05 - 9/05
Controller		Managers
		Vice President and	7/05 - 9/05
Treasurer

	The Dreyfus Trust Company+++	Chief Financial Officer	7/05 - Present
		Treasurer	7/05 - Present

	MBSC, LLC++	Chief Financial Officer	7/05 - Present
		Manager, Board of	7/05 - Present
Managers

	Dreyfus Service Corporation++	Director	7/05 - Present
		Chief Financial Officer	7/05 - Present
		Senior Vice President -	1/05 - 7/05
Finance
		Vice President - Finance	3/03 - 1/05

	Dreyfus Consumer Credit	Treasurer	7/05 - Present
Corporation ++

	Dreyfus Transfer, Inc. ++	Chief Financial Officer	7/05 - Present

	Dreyfus Service	Treasurer	7/05 - Present
Organization, Inc.++

	Seven Six Seven Agency, Inc. ++	Treasurer	4/99 - Present

C-8

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Joseph W. Connolly	The Dreyfus Family of Funds++	Chief Compliance	10/04 - Present
Chief Compliance Officer		Officer
	The Mellon Funds Trust++	Chief Compliance	10/04 - Present
Officer
	Dreyfus Investment Advisors, Inc.++	Chief Compliance	10/04 - 7/05
Officer
	Lighthouse Growth Advisors, LLC ++	Chief Compliance	10/04 - 9/05
Officer
	MBSC, LLC++	Chief Compliance	10/04 - Present
Officer
	Dreyfus Service Corporation++	Chief Compliance	10/04 - Present
Officer
	Boston Safe Advisors++	Chief Compliance	10/04 - 5/05
Officer
Lisa A. Fox	Mellon Bank, N.A. +	Vice President	10/01 - Present
Vice President -
Human Resources

Anthony Mayo	None
Vice President -
Information Systems

Theodore A. Schachar	Lighthouse Growth Advisors LLC++	Assistant Treasurer	9/02 - 9/05
Vice President – Tax
	Dreyfus Service Corporation++	Vice President - Tax	10/96 - Present

	MBSC, LLC++	Vice President - Tax	4/02 – Present

	The Dreyfus Consumer Credit	Chairman	6/99 - Present
	Corporation ++	President	6/99 - Present

	Dreyfus Investment Advisors,	Vice President - Tax	10/96 - 7/05
Inc.++
	Dreyfus Service Organization,	Vice President - Tax	10/96 - Present
Inc.++

Alex G. Sciulli	AFCO Acceptance Corp.	Vice President	05/94 – Present
Vice President	110 William Street
29th Floor
New York, NY 10038-3901

	AFCO Credit Corp.	Vice President	05/94 – Present
110 William Street
29th Floor
New York, NY 10038-3901

	The Boston Company, Inc.*	Vice President	09/01 - Present

	Dreyfus Service Corporation++	Vice President	11/01 - Present

	Dreyfus Transfer. Inc.++	Vice President	11/01 - Present

	Founders Asset Management LLC****	Authorized Agent	12/01 - Present

	Franklin Portfolio Associates LLC*	Vice President	06/01 - Present

	Franklin Portfolio Holdings LLC*	Vice President	06/01 - Present

C-9

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Alex G. Sciulli	Mellon Bank, N.A.+	Senior Vice President	08/01 - Present
Vice President
(continued)
	Mellon HR Solutions LLC	Vice President	06/02 – Present
2100 N. Central Road
Fort Lee, NJ 07024

	Mellon Human Resources & Investor	Vice President	03/04 – Present
Solutions, Inc.+

	Mellon Private Trust Company, N.A.*	Vice President for	08/01 – Present
Facilities
	Mellon Trust of California	Vice President for	08/01 – Present
Facilities

	Mellon Trust of New England, N.A.*	Vice President	09/03 – Present

	Mellon Trust of New York, LLC	Vice President for	08/01 – Present
Facilities

	Mellon Trust of Washington	Vice President for	08/01 – Present
Facilities

	Mellon United National Bank	Vice President	09/01 – Present
Mellon Financial Tower
111 Brickell Avenue
Miami, FL 33131

	Standish Mellon Asset Management	Vice President	10/01 – Present
LLC
One Financial Center
Boston, MA 02210

	Katrena Corporation+	Vice President	08/01 - Present

	Laurel Capital Advisors, LLP*	Vice President	08/01 - Present

	MBC Investments Corporation+	Vice President	08/01 - Present

	MFS Leasing Corp. +	Vice President	08/01 - Present

	MMIP, LLC+	Vice President	08/01 - Present

	Mellon Capital Management	Vice President	08/01 - Present
Corporation***

	Mellon Equity Associates, LLP+	Vice President	08/01 - Present

	Mellon Financial Markets, LLC+	Vice President	08/01 - Present

	Mellon Financial Services	Vice President	08/01 - Present
Corporation #1+

	Mellon Financial Services	Vice President	08/01 - Present
Corporation #4+

	Mellon Funding Corporation+	Vice President	08/01 - Present

	Mellon Insurance Agency, Inc. +	Vice President	08/01 - Present

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates
Alex G. Sciulli	Mellon International Investment	Vice President	08/01 - Present
Vice President	Corporation+
(continued)
	Mellon International Leasing Company+	Vice President	08/01 - Present
	Mellon Leasing Corporation+	Vice President	08/01 - Present
	Mellon Overseas Investment	Vice President	08/01 - Present
Corporation+
	Mellon Trust Company of Illinois+	Vice President	08/01 - Present
	Mellon VA Partners, LLC+	Vice President	08/01 - Present
	Mellon Ventures, Inc. +	Vice President	08/01 - Present
	Pontus, Inc. +	Vice President	08/01 - Present
	Texas AP, Inc. +	Vice President	08/01 - Present
Wendy Strutt	Boston Safe Advisers, Inc.	Chief Operating Officer	3/03 - 5/05
Vice President
James Bitetto	The TruePenny Corporation++	Secretary	9/98 - 11/04
Assistant Secretary
	Dreyfus Service Corporation++	Assistant Secretary	8/98 - Present
	Dreyfus Investment	Assistant Secretary	7/98 - 7/05
Advisors, Inc.++
	Dreyfus Service	Secretary	8/05 - Present
Organization, Inc.++
		Assistant Secretary	7/98 - 8/05
	The Dreyfus Consumer Credit	Vice President	2/02 - Present
	Corporation++	Director	2/02 – 7/06

*	The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**	The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***	The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****	The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+	The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++	The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++	The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

C-11

Item 27.	Principal Underwriters

(a)	Other investment companies for which Registrant's principal underwriter
(exclusive distributor) acts as principal underwriter or exclusive distributor:

1.	CitizensSelect Funds
2.	Dreyfus A Bonds Plus, Inc.
3.	Dreyfus Appreciation Fund, Inc.
4.	Dreyfus Balanced Fund, Inc.
5.	Dreyfus BASIC Money Market Fund, Inc.
6.	Dreyfus BASIC U.S. Mortgage Securities Fund
7.	Dreyfus BASIC U.S. Government Money Market Fund
8.	Dreyfus Bond Funds, Inc.
9.	Dreyfus California Intermediate Municipal Bond Fund
10.	Dreyfus California Tax Exempt Money Market Fund
11.	Dreyfus Cash Management
12.	Dreyfus Cash Management Plus, Inc.
13.	Dreyfus Connecticut Intermediate Municipal Bond Fund
14.	Dreyfus Connecticut Municipal Money Market Fund, Inc.
15.	Dreyfus Fixed Income Securities
16.	Dreyfus Florida Intermediate Municipal Bond Fund
17.	Dreyfus Florida Municipal Money Market Fund
18.	Dreyfus Founders Funds, Inc.
19.	The Dreyfus Fund Incorporated
20.	Dreyfus GNMA Fund, Inc.
21.	Dreyfus Government Cash Management Funds
22.	Dreyfus Growth and Income Fund, Inc.
23.	Dreyfus Growth and Value Funds, Inc.
24.	Dreyfus Growth Opportunity Fund, Inc.
25.	Dreyfus Index Funds, Inc.
26.	Dreyfus Institutional Cash Advantage Funds
27.	Dreyfus Institutional Money Market Fund
28.	Dreyfus Institutional Preferred Money Market Funds
29.	Dreyfus Insured Municipal Bond Fund, Inc.
30.	Dreyfus Intermediate Municipal Bond Fund, Inc.
31.	Dreyfus International Funds, Inc.
32.	Dreyfus Investment Grade Funds, Inc.
33.	Dreyfus Investment Portfolios
34.	The Dreyfus/Laurel Funds, Inc.
35.	The Dreyfus/Laurel Funds Trust
36.	The Dreyfus/Laurel Tax-Free Municipal Funds
37.	Dreyfus LifeTime Portfolios, Inc.
38.	Dreyfus Liquid Assets, Inc.
39.	Dreyfus Massachusetts Intermediate Municipal Bond Fund
40.	Dreyfus Massachusetts Municipal Money Market Fund
41.	Dreyfus Midcap Index Fund, Inc.
42.	Dreyfus Money Market Instruments, Inc.
43.	Dreyfus Municipal Bond Fund, Inc.
44.	Dreyfus Municipal Cash Management Plus
45.	Dreyfus Municipal Funds, Inc.
46.	Dreyfus Municipal Money Market Fund, Inc.

P:\Edgar Filings\PART C MASTERS\Part C Masters-HTML\j32-MSW-04-01-05.doc-019/004

C-12

47.	Dreyfus New Jersey Intermediate Municipal Bond Fund
48.	Dreyfus New Jersey Municipal Money Market Fund, Inc.
49.	Dreyfus New York Municipal Cash Management
50.	Dreyfus New York Tax Exempt Bond Fund, Inc.
51.	Dreyfus New York Tax Exempt Intermediate Bond Fund
52.	Dreyfus New York Tax Exempt Money Market Fund
53.	Dreyfus U.S. Treasury Intermediate Term Fund
54.	Dreyfus U.S. Treasury Long Term Fund
55.	Dreyfus 100% U.S. Treasury Money Market Fund
56.	Dreyfus Pennsylvania Intermediate Municipal Bond Fund
57.	Dreyfus Pennsylvania Municipal Money Market Fund
58.	Dreyfus Premier California Tax Exempt Bond Fund, Inc.
59.	Dreyfus Premier Equity Funds, Inc.
60.	Dreyfus Premier Fixed Income Funds
61.	Dreyfus Premier International Funds, Inc.
62.	Dreyfus Premier GNMA Fund
63.	Dreyfus Premier Manager Funds I
64.	Dreyfus Premier Manager Funds II
65.	Dreyfus Premier Municipal Bond Fund
66.	Dreyfus Premier New Jersey Municipal Bond Fund, Inc.
67.	Dreyfus Premier New Leaders Fund, Inc.
68.	Dreyfus Premier New York Municipal Bond Fund
69.	Dreyfus Premier Opportunity Funds
70.	Dreyfus Premier State Municipal Bond Fund
71.	Dreyfus Premier Stock Funds
72.	The Dreyfus Premier Third Century Fund, Inc.
73.	The Dreyfus Premier Value Equity Funds
74.	Dreyfus Premier Worldwide Growth Fund, Inc.
75.	Dreyfus Short-Intermediate Government Fund
76.	Dreyfus Short-Intermediate Municipal Bond Fund
77.	The Dreyfus Socially Responsible Growth Fund, Inc.
78.	Dreyfus Stock Index Fund, Inc.
79.	Dreyfus Tax Exempt Cash Management
80.	Dreyfus Treasury Cash Management
81.	Dreyfus Treasury Prime Cash Management
82.	Dreyfus Variable Investment Fund
83.	Dreyfus Worldwide Dollar Money Market Fund, Inc.
84.	General California Municipal Money Market Fund
85.	General Government Securities Money Market Funds, Inc.
86.	General Money Market Fund, Inc.
87.	General Municipal Money Market Funds, Inc.
88.	General New York Municipal Bond Fund, Inc.
89.	General New York Municipal Money Market Fund
90.	Mellon Funds Trust

P:\Edgar Filings\PART C MASTERS\Part C Masters-HTML\j32-MSW-04-01-05.doc-019/004

C-13

(b)

Name and principal		Positions and Offices
Business address	Positions and offices with the Distributor	with Registrant
Thomas F. Eggers *	Chief Executive Officer and Chairman of the Board	None
J. David Officer *	President and Director	None
Jon R. Baum *	Executive Vice President	None
J. Charles Cardona *	Executive Vice President and Director	None
Prasanna Dhore *	Executive Vice President	None
William H. Maresca *	Executive Vice President and Director	None
James Neiland*	Executive Vice President	None
Irene Papadoulis **	Executive Vice President	None
Noreen Ross *	Executive Vice President	None
Bret Young *	Executive Vice President and Director	None
Gary Pierce *	Chief Financial Officer and Director	None
Ken Bradle **	Senior Vice President	None
Stephen R. Byers *	Senior Vice President	Executive Vice President
Sue Ann Cormack **	Senior Vice President	None
Marc S. Isaacson **	Senior Vice President	None
Matthew Perrone **	Senior Vice President	None
Bradley J. Skapyak *	Senior Vice President	None
Jane Knight *	Chief Legal Officer and Secretary	None
Joseph W. Connolly*	Chief Compliance Officer (Investment Advisory Business)	Chief Compliance Officer
Stephen Storen *	Chief Compliance Officer	None
Lisa A. Fox *	Vice President	None
Maria Georgopoulos *	Vice President – Facilities Management	None
William Germenis *	Vice President – Compliance and Anti-Money Laundering	Anti-Money Laundering
	Officer	Compliance Officer
Tracy Hopkins *	Vice President	None
Mary Merkle *	Vice President – Compliance	None
Paul Molloy *	Vice President	None
James Muir *	Vice President – Compliance	None
Anthony Nunez *	Vice President – Finance	None
David Ray ***	Vice President	None
Theodore A. Schachar *	Vice President – Tax	None
William Schalda *	Vice President	None
Alex G. Sciulli****	Vice President	None
John Shea*	Vice President – Finance	None
Susan Verbil*	Vice President – Finance	None
William Verity*	Vice President – Finance	None
James Windels *	Vice President	Treasurer
James Bitetto *	Assistant Secretary	Vice President and
Assistant Secretary
Ken Christoffersen ***	Assistant Secretary	None
Ronald Jamison *	Assistant Secretary	None
Sarrita Cypress *	Assistant Secretary	None

*	Principal business address is 200 Park Avenue, New York, NY 10166.
**	Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.
***	Principal business address is 210 University Blvd., Suite 800, Denver, CO 80206.
****	Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.

Item 28. Location of Accounts and Records

1.	The Bank of New York
One Wall Street
New York, New York 10286

2.	DST Systems, Inc.
1055 Broadway
Kansas City, MO 64105

3.	The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Item 29.	Management Services
Not Applicable
Item 30.	Undertakings
None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 27 day of July, 2006.

DREYFUS MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

BY:	/s/Stephen E. Canter*

STEPHEN E. CANTER, PRESIDENT

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Stephen E. Canter*	President (Principal Executive	07/27/06

Stephen E. Canter	Officer)

/s/ James Windels*	Treasurer (Principal Financial	07/27/06

James Windels	Officer)

/s/ David Burke*	Trustee	07/27/06

David Burke

/s/ Joseph S. DiMartino *	Trustee	07/27/06

Joseph S. DiMartino

/s/ Diane Dunst *	Trustee	07/27/06

Diane Dunst

/s/ Jay I. Meltzer*	Trustee	07/27/06

Jay I. Meltzer

/s/ Daniel Rose*	Trustee	07/27/06

Daniel Rose

/s/ Warren B. Rudman*	Trustee	07/27/06

Warren B. Rudman

/s/ Sander Vanocur*	Trustee	07/27/06
Sander Vanocur

*BY:	/s/John B. Hammalian
John B. Hammalian
Attorney-in-Fact

DREYFUS MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

INDEX OF EXHIBITS

Exhibit No.
23(b)	Registrant’s By-Laws as amended.
23(j)	Consent of Independent Registered Public Accounting Firm.
23(p)	Code of Ethics.
Other Exhibits
(b)	Certificate of Assistant Secretary.